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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5038
                  ---------------------------------------------

                           Clearwater Investment Trust
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
    ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Richard T. Holm, Esq.
                                  Legal Counsel
                           Fiduciary Counselling, Inc.
                  2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
                     (Name and address of agent for service)

                                    Copy to:

                               Timothy Silva, Esq.
                   Wilmer Cutler Pickering Hale and Dorr, LLP
                                 60 State Street
                           Boston, Massachusetts 02109
    ------------------------------------------------------------------------
                    (Name and address for agent for service)

               Registrant's telephone number, including area code:
                                  651-228-0935

Date of fiscal year end:  December 31, 2005

Date of reporting period:  June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1.  Reports to Stockholders.






                           CLEARWATER INVESTMENT TRUST

                                SEMIANNUAL REPORT

                                   (unaudited)

                                  June 30, 2005

--------------------------------------------------------------------------------
                           CLEARWATER INVESTMENT TRUST
--------------------------------------------------------------------------------

                                 August 22, 2005


TO:   Our Unit Holders

On June 30, 2005, the net asset value of the Clearwater Growth Fund was $24.94 per unit. The Fund increased by 0.0% on a total return basis for the first half of 2005 while its comparative benchmark, the Russell 1000 index, increased by 0.1%. For the second quarter, the Fund increased 2.1%, equaling the Russell 1000 index increase of 2.1%.

On June 30, 2005, the net asset value of the Clearwater Small Cap Fund was $19.37 per unit. The Fund increased by 1.2% on a total return basis for the first half of 2005, while its comparative benchmark, the Russell 2000 index, decreased by -1.3%. For the second quarter the Fund increased 3.3% while the Russell 2000 index increased 4.3%.

On June 30, 2005, the net asset value of the Clearwater Tax Exempt Bond Fund was $10.04 per unit. The Fund increased 2.5% on a total return basis for the first half of 2005 with a second quarter return on 1.8%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 0.7% for first half of 2005 with a 1.9% increase in the second quarter.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments: The first half of 2005 was marked by a lackluster performance of the U.S. equity markets with the result that the S&P 500 index was down -0.8% year to date. Underlying this seemingly flat market was a clear preference for defensive stocks over their cyclical counterparts. Higher oil prices and rising interest rates had a strong negative effect on domestic equity markets.

         Energy stocks dominated the U.S. Equity market during the first half of 2005 as oil broke the $60/barrel barrier in late June. Thus, while the energy sector was up 19.9% for the first half, nearly all other economic sectors were negative. The only exception was the utilities sector, which was up a notable 15.2%. The worst performing sectors were materials, -7.7%, consumer discretionary, -6.6%, and technology, -5.7%, as investors shifted out of the economically sensitive cyclicals taxed by the soaring cost of energy. Value slightly outperformed growth in the first six months (S&P/Barra Value Index, +0.1%; S&P/Barra Growth Index, -1.7%), while mid- and small-cap outperformed large-cap (S&P MidCap 400 Index, +3.8%; S&P SmallCap 600 Index, +1.8%).

         Clearwater Growth's 2005 to date Experience

         The Russell 1000 Index was also flat at 0.1% during the first half of 2004. The Clearwater Growth Fund, which has a current annualized predicted tracking error of 0.5%, was up 0.0% during the same time frame. Since inception, the portfolio has performed well within its target and has returned an annualized return of 5.6% against 5.4% for the Russell 1000 index.

Clearwater Investment Trust
August 22, 2005
Page 2
----------------------------------------- --------------------------------------
                                          Year to date Performance
----------------------------------------- --------------------------------------
Russell 1000 (Large Cap)                  0.1%
----------------------------------------- --------------------------------------
Russell Mid Cap                           3.9%
----------------------------------------- --------------------------------------
Russell Mid Cap Growth                    1.7%
----------------------------------------- --------------------------------------
Russell 2000 (Small Cap)                  -1.3%
----------------------------------------- --------------------------------------
Clearwater Growth Fund                    0.0%
----------------------------------------- --------------------------------------

         Looking Forward

         The Clearwater Growth Fund is broadly diversified and continues to be sector neutral relative to the Russell 1000 index. It remains to be seen if the economy can remain resilient to higher energy costs, if oil prices continue to trend upwards together with rising interest rates and strengthening of the dollar.

Kennedy Capital Management, the sub-advisor for the Small Cap Fund, made the following comments:
         Watching the price of oil rise to $60 a barrel, I am reminded of a similar market environment back in the 1970's soon after we first started Kennedy Capital. At that time, the price of oil shot up from $3 to $50 a barrel. As some of you may remember, that dramatic increase caused significant problems for the US economy. Investors seem to think (and I agree) that this current increase in oil prices will not cause similar problems to the economy today, at least not yet. This conclusion contributed to a 4.3% rise for the second quarter in the Russell 2000, a nice rebound after a -5.3% first quarter return.

         This rebound in small cap stocks was also accompanied by an element of fear. This "fear element" gives us short-term frustration that is somewhat unique to our investing strategy at KCM. We traditionally add value in smaller, often less visible stocks. In the current environment, we see this "fear element" causing a flight to safety, with money moving to higher market cap stocks both in the Russell Small Cap Indexes and even into the Russell Midcap Indexes. The smallest 380 firms in the Russell 2000 Index with market caps under $250 million lost 90 basis points in this up quarter. At the same time, defensive groups such as Utilities (+9.0%), Consumer Staples (4.2%) and REITS (13.8%) showed strong advances in the second quarter from already overvalued prices in the market. We are seeing analysts at outside brokerage firms rushing to increase their price targets on stocks in these groups. We believe these are overvalued, and true to our contrarian nature, are underweighted in these groups.

         What is particularly frustrating for us is that the cheapest stocks in the market seem to have the most negative sentiment at present, since they are dependent on economic growth. Consensus thought is that growth will slow significantly over the next 6 quarters. It's worth remembering that Kennedy Capital's investment style is to invest in these out of favor portions of the market. These stocks add tremendous value over the long run, but may under-perform near term. Thus, the second quarter was a difficult quarter for our investing style. Experience tells us that the consensus is often wrong, and therefore we

Clearwater Investment Trust
August 22, 2005
Page 3

         will "stay the course," adhering to our investment process. In choppy markets like these, we work even harder; visiting our largest weighted companies, and sticking to our valuation disciplines. Eventually valuation does matter and this "fear element" dissipates.

         Looking ahead, there are several optimistic signs. These periods of fear in the market are often brief, and I believe this one will be as well. Interest rates at these levels will facilitate stock buyouts or acquisitions, which always help the sentiment towards the smaller cap sector of the market. The small cap market out performed large stocks this quarter largely due to this potential M&A activity in small cap companies. Additionally, we are seeing meaningful improvements on the balance sheets of many of our companies - and those improving fundamentals should bear fruit in coming quarters.

         The Clearwater Small Cap Fund experienced a return of +1.2% for the first six months of 2005 as compared to the Russell 2000, which returned -1.3%. The areas of the portfolio with the most positive performance attribution for the first half of 2005 were the Materials and Processing, Consumer Discretionary, Technology, Energy, and the Consumer Staple sectors. The areas of weakest performance were within the Healthcare and Utilities sectors of the portfolio.

         As of the end of June, the Financial Service sector remains the most underweighted segment of the portfolio (by over 10%) followed by the Consumer Discretionary, Technology, and Consumer Staples sector. The Technology sector has most recently been underweighted due to price objectives being reached in many of the positions in the fund. The sectors that are most significantly over weighted versus the Benchmark are Energy, Autos & Transports, Materials and Processing, Producer Durables, and Healthcare. The Materials and Processing and Producer Durable weightings have been increased through selective buying in the fund due to recent weakness experienced in the 2nd quarter.

         On the organizational front, I'd also like to say how pleased we all are to have Paul Miller as our new president. Paul has been on our Board of Directors for over eight years. During that time, he has contributed meaningfully to the firm, and brings a wealth of business and investment industry experience to the firm. From a personnel perspective, it's nice to have someone older than me at the firm now, so I am not the only one getting those AARP letters.



Sit Fixed Income Advisors II, LLC, the sub-advisor for the Tax-Exempt Bond Fund, made the following comments:

        Despite historically low long-term interest rates and the Fed in a tightening mode, the fixed income markets completed a solid first half of the year in 2005, with performance being especially strong in long municipals and long Treasuries. Heavy issuance in the government, mortgage, corporate, and municipal markets continued, and while demand was not as strong as in the past couple of years, it was more than able to absorb the

Clearwater Investment Trust
August 22, 2005
Page 4

        supply. The Federal Reserve began its tightening cycle in June 2004, raising the federal funds rate by 25 basis points at each of the FOMC meetings through June 2005. The federal funds rate stands at 3.25% as of June 30, 2005. Improved performance in the equity markets, which began in the second quarter of 2003, and further short-term interest rate increases by the Fed should reduce demand for fixed income products in the coming year, however. With current intermediate and long-term yields at or near historic lows across the yield curves in both taxable and tax-exempt markets, investors have a strong expectation, which we share, that rates will rise during the next 12 months, thereby reducing price returns in the fixed income markets. Moderating but acceptable growth in the domestic economy and a still troublesome federal budget deficit support this expectation, while moderate and apparently contained inflation despite high oil prices argues that long-term rates could remain low for some time. We expect the Fed to continue to raise the federal funds rate during the second half of 2005 to at least 3.50%, with the most likely level at the end of 2005 being in the 3.50% to 4.00% range.

        In the first half of 2005, revenue bonds continued to outperform general obligation bonds, and lower quality issues outperformed those of higher credit quality, as investors sought yield aggressively. Tobacco settlement revenue bonds and non-rated bonds were particularly strong performers. We expect revenue bonds to continue to be strong performers in the second half of 2005. General obligation bond performance should continue to improve on a relative basis, however, as many states, including California, which recently had its credit rating upgraded, have, with the help of the steady economy, adequately addressed their most urgent budget problems. The Fund`s performance, with its heavy emphasis on revenue bonds, was respectable on an absolute basis due to the high current income it produces, and much stronger than that of its benchmark, despite its shorter duration, principally due to its use of non-rated revenue bonds, which help total return performance in a low interest rate environment.

        The economy has now produced fifteen consecutive quarters of solid growth. We expect growth to moderate somewhat in the second half of 2005, as the Fed's tightening and higher oil prices begin to bite. With the Fed continuing its tightening cycle, interest rates are likely to rise. Short rates may continue to rise faster than intermediate and long rates, however, acknowledging the Fed's commitment to fight inflation. Given this expectation, we maintained the Fund's average life duration, a measure of the Fund's sensitivity to changes in interest rates, around
        3.0 years during the first half of the year, with only a small decrease in yield. For comparison, the Fund's benchmark, the Lehman 5-Year Index, had duration of 4.1 years at June 30, 2005. The Fund's shorter duration and its use of non-rated bonds have positioned it more defensively for the rise in interest rates that we expect over the remainder of the year. The Fund's healthy yield should continue to produce high tax-exempt income for its shareholders in the current and expected market environment. Investment of new cash flows will continue to be focused on maturities in the 3-15 year range.

Clearwater Investment Trust
August 22, 2005
Page 5

Clearwater Investment Trust                          Clearwater Management Company
---------------------------                          -----------------------------
P.W. Pascoe, President and CEO                       P.W. Pascoe, Chairman and Treasurer
F. T. Weyerhaeuser, V. P. and Secretary              W. T. Weyerhaeuser, V. P. and Secretary
L. R. Jones                                          S. B. Carr, Jr.
L. H. King                                           W. J. Driscoll
C. W. Rasmussen                                      E. D. Hlavka
L. R. Rasmussen                                      C. W. Morley
                                                     F. W. Piasecki
                                                     D. C. Titcomb
                                                     G. H. Weyerhaeuser, Jr.

Shareholder Expense Example
As a shareholder of the Fund, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2004 to June 30, 2005. Actual Expenses The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period. Hypothetical Example for Comparison Purposes The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds that charge transaction costs, such as sales charges (loads) on purchase or redemption payments, with the Clearwater funds where you do not incur such charges.

                                     ------------------------- ----------------------- ----------------------
                                     Beginning Account Value    Ending Account Value   Expenses Paid During
                                        December 31, 2004          June 30, 2005            the Period*
Actual                                                                                   December 31, 2004
                                                                                        thru June 30, 2005
------------------------------------ ------------------------- ----------------------- ----------------------
Growth Fund                                 $1,000.00                $1,000.40                 $1.79
------------------------------------ ------------------------- ----------------------- ----------------------
Small Cap Fund                              $1,000.00                $1,012.02                 $5.69
------------------------------------ ------------------------- ----------------------- ----------------------
Tax-Exempt Bond Fund                        $1,000.00                $1,025.32                 $2.41
------------------------------------ ------------------------- ----------------------- ----------------------

Hypothetical (5% return before
expenses)
------------------------------------ ------------------------- ----------------------- ----------------------
Growth Fund                                 $1,000.00                $1,023.43                 $1.81
------------------------------------ ------------------------- ----------------------- ----------------------
Small Cap Fund                              $1,000.00                $1,019.46                 $5.71
------------------------------------ ------------------------- ----------------------- ----------------------
Tax-Exempt Bond Fund                        $1,000.00                $1,022.81                 $2.41
------------------------------------ ------------------------- ----------------------- ----------------------

*Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

         Growth Fund                0.36%
         Small Cap Fund             1.14%
         Tax-Exempt Bond Fund       0.48%

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the SEC on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to:
Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101
Attn: Clearwater Investment Trust Transfer Agent. These filings are also available on the SEC's Internet site at HTTP://WWW.SEC.GOV and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The funds have established Proxy Voting Policies and Procedure ("Policies") that the funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. Form N-PX is also available from the EDGAR database on the SEC's Internet site at HTTP://WWW.SEC.GOV.

                           CLEARWATER INVESTMENT TRUST
                       Statement of Assets and Liabilities
                            June 30, 2005 (unaudited)

                                                                Growth             Small Cap            Tax-Exempt
                        Assets                                   Fund                 Fund               Bond Fund
                                                           -----------------   -------------------   ------------------
Investments in securities, at market value
    (identified cost: $130,070,828 Growth Fund;
    $184,351,504 Small Cap Fund; $202,567,114
    Tax-Exempt Bond Fund)                               $       213,164,846           214,824,460          202,137,958
Receivable for investment securities sold                         1,067,083             2,359,481              688,726
Receivable for Shares of Beneficial Interest Sold                     --                    78,000               54,700
Other receivable                                                          8                 --                    --
Accrued dividend and interest receivable                            250,566               179,684            3,142,639
                                                           -----------------   -------------------   ------------------
                Total assets                                    214,482,503           217,441,625          206,024,023
                                                           -----------------   -------------------   ------------------
                     Liabilities
Payables for investment securities purchased                      2,524,224             2,336,008              217,250
Payables for investment shares redeemed                               --                     --                  300,525
Accrued investment advisory fee                                     179,284               571,166              231,707
                                                           -----------------   -------------------   ------------------
                Total liabilities                                 2,703,508             2,907,174              749,482
                                                           -----------------   -------------------   ------------------
                Net assets                              $       211,778,995           214,534,451          205,274,541
                                                           =================   ===================   ==================
                       Capital
Capital stock and additional paid-in capital
    (authorized unlimited number of shares at no
    par value for each Fund: outstanding
    8,492,737; 11,076,120; and 20,447,707
    shares, respectively)                               $       133,682,322           169,784,274          206,230,970
Undistributed net investment income (loss)                        1,509,809              (363,738)                (422)
Accumulated net realized gain (loss)                             (6,507,154)           14,640,959             (526,851)
Unrealized appreciation of investments                           83,094,018            30,472,956             (429,156)
                                                           -----------------   -------------------   ------------------
                Net assets                              $       211,778,995           214,534,451          205,274,541
                                                           =================   ===================   ==================
Net asset value per share of outstanding
    capital stock                                       $             24.94                 19.37                10.04
                                                           =================   ===================   ==================




See accompanying notes to financial statements     1

                           CLEARWATER INVESTMENT TRUST
                             Statement of Operations
               for the six months ended June 30, 2005 (unaudited)

                                                                        Growth            Small Cap           Tax-Exempt
                                                                         Fund                Fund             Bond Fund
                                                                   -----------------   -----------------   -----------------
Investment income:
    Income:
       Dividends (net of foreign taxes withheld
          of $2,928, $5,367, and $0, respectively)              $         1,846,775             728,671              24,702
       Interest                                                              17,453             100,031           5,116,558
                                                                   -----------------   -----------------   -----------------
                Total income                                              1,864,228             828,702           5,141,260
    Expenses:
       Investment advisory fee                                              453,641           1,387,392             579,281
       Voluntary fee reduction                                              (90,892)           (194,952)           (111,337)
                                                                   -----------------   -----------------   -----------------
                Total expenses                                              362,749           1,192,440             467,944
                                                                   -----------------   -----------------   -----------------
                Net investment income (loss)                              1,501,479            (363,738)          4,673,316
                                                                   -----------------   -----------------   -----------------
Realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on security transactions                      (155,433)         14,342,710            (149,338)
    Unrealized appreciation (depreciation) during the period             (1,196,242)        (11,832,830)            410,308
                                                                   -----------------   -----------------   -----------------
                Net gain (loss) on investments                           (1,351,675)          2,509,880             260,970
                                                                   -----------------   -----------------   -----------------
                Net increase (decrease) in net
                  assets from operations                        $           149,804           2,146,142           4,934,286
                                                                   =================   =================   =================




See accompanying notes to financial statements     2

                           CLEARWATER INVESTMENT TRUST
                       Statements of Changes in Net Assets
               for the six months ended June 30, 2005 (unaudited)
                      and the year ended December 31, 2004

                                                Growth Fund               Small Cap Fund           Tax-Exempt Bond Fund
                                         --------------------------  --------------------------  --------------------------
                                          6/30/2005    12/31/2004     6/30/2005    12/31/2004     6/30/2005    12/31/2004
                                         ------------------------------------------------------  ------------  ------------
Operations:
   Net investment income (loss)        $   1,501,479     2,774,359      (363,738)     (752,415)    4,673,316     7,549,656
   Net realized gain (loss) on investments  (155,433)      621,018    14,342,710    31,067,069      (149,338)      (75,650)
   Unrealized appreciation (depreciation)
     during the period                    (1,196,242)   16,565,669   (11,832,830)    5,546,030       410,308    (1,328,408)
                                         ------------  ------------  ------------  ------------  ------------  ------------
           Net increase (decrease) in  net assets
             from operations                 149,804    19,961,046     2,146,142    35,860,684     4,934,286     6,145,598
                                         ------------  ------------  ------------  ------------  ------------  ------------
Distributions to shareholders from:
   Net investment income                       --        (2,783,568)        --             --     (4,674,159)   (7,549,234)
   Net realized gain on investments            --             --            --     (30,186,395)          --            --
                                         ------------  ------------  ------------  ------------  ------------  ------------
           Total distributions to shareholders --        (2,783,568)        --     (30,186,395)   (4,674,159)   (7,549,234)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Capital share transactions:
   Proceeds from shares sold              16,463,000    33,598,830    10,711,884    47,116,133    14,639,771    52,394,888
   Reinvestment of distributions from net
     investment income and gain                --        2,783,568          --      30,186,395     4,674,159     7,549,234
   Payments for shares redeemed           (7,413,629)   (1,440,546)  (11,596,226)   (7,793,470)   (2,976,708)   (4,344,198)
                                         ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net assets from capital
     shares transactions                   9,049,371    34,941,852      (884,342)   69,509,058    16,337,222    55,599,924
                                         ------------  ------------  ------------  ------------  ------------  ------------
           Total increase (decrease) in net
             assets                        9,199,175    52,119,330     1,261,800    75,183,347    16,597,349    54,196,288
Net assets:
   At the beginning of the period        202,579,820   150,460,490   213,272,651   138,089,304   188,677,192   134,480,904
                                         ------------  ------------  ------------  ------------  ------------  ------------
   At the end of the period            $ 211,778,995   202,579,820   214,534,451   213,272,651   205,274,541   188,677,192
                                         ============  ============  ============  ============  ============  ============
   Undistributed net income            $   1,509,809         8,330      (363,738)        --              (422)          422
                                         ============  ============  ============  ============  ============  ============





See accompanying notes to financial statements     3

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2005



(1)    Organization

       Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

       The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the fund's policy to minimize realization of taxable gains.

       The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

       The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

(2)    Summary of Significant Accounting Policies

       The significant accounting policies followed by the funds are as follows:

              Investments in Securities

              Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

                                        4                         (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2005



              Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

              Federal Taxes

              The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar year basis the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

              Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The tax character of distributions paid during the years ended December 31, 2003 and 2004 was as follows:

                                                                                                 Long-Term
                                        Tax-Exempt               Ordinary Income               Capital Gain
                                 ------------------------- -------------------------- --------------------------
                                     2003        2004           2003         2004           2003          2004
                                     ----        ----           ----         ----           ----          ----
Growth Fund                    $      --          --       $ 1,737,588    2,783,568   $      --            --
Small Cap Fund                        --          --         5,740,295    6,075,318      10,969,282    24,111,077
Tax-Exempt Bond Fund              5,819,544   7,429,240       153,672      119,994          1,988          --

                                        5                         (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2005

              Distributions to Shareholders

              Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and declared daily, payable monthly, for the Clearwater Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

              Use of Estimates

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.



(3)    Investment Security Transactions

       Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 2005 were as follows:

                                          Purchases             Sales
                                       ----------------    ----------------
Clearwater Growth Fund               $   16,615,249           5,526,383
Clearwater Small Cap Fund                70,334,834          77,381,937
Clearwater Tax-Exempt Bond Fund          39,979,007          33,347,428



                                        6                         (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2005


(4)      Capital Share Transactions

       Transactions in shares of each fund for the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:

                                                Clearwater Growth Fund                       Clearwater Small Cap Fund
                                      -------------------------------------------    -------------------------------------------
                                        June 30,                  December 31,         June 30,                 December 31,
                                          2005                        2004               2005                       2004
                                      --------------            -----------------    -------------            ------------------
Sold                                     678,691                    1,434,027          582,956                     2,443,810
Issued for reinvested distributions           --                      111,655               --                     1,577,137
Redeemed                                (312,629)                     (59,646)        (647,958)                     (406,861)
                                      --------------            -----------------    -------------            ------------------
Increase (decrease)                      366,062                    1,486,036             (65,002)                 3,614,086
                                      ==============            =================    =============            ==================


                                                Clearwater Tax-Exempt
                                                      Bond Fund
                                      -------------------------------------------
                                        June 30,                December 31,
                                          2005                        2004
                                      --------------            -----------------
Sold                                   1,465,659                    5,260,674
Issued for reinvested distributions      466,474                      750,244
Redeemed                                (302,683)                    (487,731)
                                      --------------            -----------------
                                       1,629,450                    5,523,187
                                      ==============            =================

(5)    Capital Loss Carry-Over

       For federal income tax purposes, the Clearwater Growth Fund and Clearwater Tax Exempt Bond Fund have capital loss carryovers of $6,351,721 and $377,512, respectively, at December 31, 2004, which, if not offset by subsequent capital gains, will expire as follows:

              Clearwater               Clearwater Tax-           Year of
              Growth Fund             Exempt Bond Fund         Expiration
           ------------------       ----------------------     ------------
         $       6,351,721                           --           2010
                        --                      377,512           2011
           ------------------       ----------------------
Total    $       6,351,721                      377,512
           ==================       ======================

                                        7                         (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2005



(6)    Expenses and Related Party Transactions

       The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of 0.45%, 1.35%, and 0.60% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest, and extraordinary expenses. Effective July 1, 2002 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. Effective April 1, 2004 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.37%, 1.20%, and 0.50%, respectively. Effective April 1, 2005 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.35%, 1.12%, and 0.47%, respectively. This voluntary fee reduction may be rescinded at any time.

       The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million.

                                        8                         (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2005

(7)    Financial Highlights

       Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

                                                   June 30,                           Year ended December 31,
                                                              -------------------------------------------------------------------
                Clearwater Growth Fund              2005          2004         2003          2002         2001          2000
-------------------------------------------     ------------- ------------- ------------  ------------ ------------  ------------
Net asset value, beginning of year          $       24.93        22.66         17.70         23.07        26.86         31.94
Income from investment operations:
    Net investment income (loss)                     0.18         0.38          0.27          0.23         0.19          0.16
    Net realized and unrealized gain (loss)         (0.17)        2.24          4.95         (5.37)       (3.73)        (0.87)
                                                ------------- ------------- ------------  ------------ ------------  ------------
                      Total from investment
                          operations                 0.01         2.62          5.22         (5.14)       (3.54)        (0.71)
                                                ------------- ------------- ------------  ------------ ------------  ------------
Less distributions:
    Dividends from net investment income               --         (0.35)       (0.26)        (0.23)       (0.20)        (0.17)
    Distributions from net realized gains              --            --           --            --        (0.05)        (4.20)
                                                ------------- ------------- ------------  ------------ ------------  ------------
                      Total distributions              --         (0.35)       (0.26)        (0.23)       (0.25)        (4.37)
                                                ------------- ------------- ------------  ------------ ------------  ------------
Net asset value, end of year                $       24.94         24.93        22.66         17.70        23.07         26.86
                                                ============= ============= ============  ============ ============  ============
Total return (a)                                     0.0%         11.5%        29.5%       (22.3)%      (13.2)%        (2.0)%
Net assets, end of year (000s omitted)      $     211,779       202,580      150,460       103,981      132,792       154,811
Ratio of expenses to average net assets (b)         0.18%         0.37%        0.39%         0.43%        0.45%         0.45%
Ratio of net investment income
    to average net assets (b)                       0.74%         1.62%        1.40%         1.14%        0.80%         0.52%
Portfolio turnover rate (excluding short-
    term securities)                                2.73%        1.52%        13.64%        31.40%       43.20%        57.28%

(a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the period ended June 30, 2005 and the years ended December 31, 2004 and 2003, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.23% for the six months ended June 30, 2005 and 0.45% for the years ended December 31, 2004 and 2003, and the ratio of net investment income to average daily net assets would have been 0.70%, 1.54%, and 1.34%, respectively.


                                        9                         (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2005

                                                    June 30,                   Year ended December 31,
                                                               ----------------------------------------------------------
             Clearwater Small Cap Fund               2005       2004      2003       2002       2001     2000      1999
----------------------------------------------   ---------- ---------- --------- ---------- ---------- -------- ---------
Net asset value, beginning of year             $     19.14      18.35     13.11      14.61      13.01    15.13     13.08
Income from investment operations:
    Net investment income (loss)                     (0.03)     (0.09)    (0.02)     (0.01)      0.11    (0.04)    (0.05)
    Net realized and unrealized gains (losses)        0.26       3.92      7.71      (1.49)      1.62     1.41      3.57
                                                 ---------- ---------- --------- ----------- --------- -------- ---------
       Total from investment
                operations                            0.23       3.83      7.69      (1.50)      1.73     1.37      3.52
                                                 ---------- ---------- --------- ----------- ----------------------------
Less distributions:
    Distributions from net investment income            --         --        --         --      (0.11)      --        --
    Distributions from net realized gains               --      (3.04)    (2.45)        --      (0.02)   (3.49)    (1.47)
                                                 ---------- ---------- --------- ------------ ---------------------------
       Total distributions                              --       3.04)    (2.45)        --      (0.13)   (3.49)    (1.47)
                                                 ---------- ---------- --------- ------------ ---------------------------
Net asset value, end of year                   $     19.37      19.14     18.35      13.11      14.61    13.01     15.13
                                                 ========== ========== ========= ============ ===========================
Total return (a)                                      1.2%      20.9%     58.7%    (10.3)%      13.3%    10.7%     27.3%
Net assets, end of year (000s omitted)         $   214,534    213,273   138,089     77,492     81,974   67,896    59,196
Ratio of expenses to average net assets (b)          0.57%      1.24%     1.33%      1.34%      1.35%    1.35%     1.34%
Ratio of net investment income (loss)
    to average net assets (b)                      (0.17)%    (0.45)%   (0.12)%    (0.02)%      0.80%  (0.27)%    (0.35)%
Portfolio turnover rate (excluding short-
    term securities)                                34.91%     83.25%   100.82%     81.16%    117.75%   149.01%   112.63%

(a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the period ended June 30, 2005 and the years ended December 31, 2004 and 2003 the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.68% for the six months ended June 30, 2005 and 1.35% for the years ended December 31, 2004 and 2003, and the ratio of net investment income to average daily net assets would have been (0.27)%, (0.56)%, and (0.14)%, respectively.


                                        10                         (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2005


                                                June 30,                         Year ended December 31,
                                                            ----------------------------------------------------------------------
Clearwater Tax-Exempt Bond Fund                   2005          2004         2003         2002          2001         2000 (a)
---------------------------------------------  ------------ ------------- ------------ ------------  ------------ ------------
Net asset value, beginning of year           $    10.03         10.12        10.24        10.14         10.28        10.00
Income from investment operations:
    Net investment income                          0.24          0.50         0.53         0.58          0.59         0.55
    Net realized and unrealized gains              0.01         (0.10)       (0.12)        0.12          0.02         0.31
                                               ------------ ------------- ------------ ------------  ------------ ------------
                Total from investment
                             operations            0.25          0.40         0.41         0.70          0.61         0.86
                                               ------------ ------------- ------------ ------------  ------------ ------------
Less distributions:
    Distributions from net investment income      (0.24)        (0.49)       (0.53)       (0.58)        (0.59)       (0.55)
    Distributions from net realized gains            --            --           --        (0.02)        (0.16)       (0.03)
                                               ------------ ------------- ------------ ------------  ------------ ------------
                Total distributions               (0.24)        (0.49)       (0.53)       (0.60)        (0.75)       (0.58)
                                               ------------ ------------- ------------ ------------  ------------ ------------
Net asset value, end of year                 $    10.04         10.03        10.12        10.24         10.14        10.28
                                               ============ ============= ============ ============  ============ ============
Total return (b)                                   2.5%          4.1%         4.1%         7.1%          6.1%         8.9%  (d)
Net assets, end of year (000s omitted)       $  205,275       188,677      134,481       91,905        81,687       74,094
Ratio of expenses to average net assets (e)       0.24%         0.51%        0.56%        0.58%         0.60%        0.60%  (c)
Ratio of net investment income (loss)
    to average net assets (e)                    2.40%          4.84%        5.24%        5.69%         5.64%        5.72%  (c)
Portfolio turnover rate (excluding short-
    term securities)                            17.44%         35.25%       39.84%       39.79%        43.23%       23.86%

(a) For the period from January 14, 2000 (commencement of operations) to December 31, 2000.

(b) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(c)         Annualized.

(d)         Not annualized.

(e) Total fund expenses are contractually limited to 0.60% of average daily net assets. However, during the period ended June 30, 2005 and the years ended December 31, 2004 and 2003, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.30% for the six months ended June 30, 2005 and 0.60% for the years ended December 31, 2004 and 2003, and the ratio of net investment income to average daily net assets would have been 2.36%, 4.75%, and 5.20%, respectively.


                                        11                         (Continued)

                             CLEARWATER GROWTH FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005

    Face                                                                                                        Percent
   amount                                                         Coupon                        Market            of
 or shares                        Security                         rate          Cost          value (a)      net assets
-------------  ------------------------------------------------  ----------  --------------  --------------  --------------
Common stocks:
   Consumer discretionary:
       2,300         ABERCROMBIE AND FITCH CO                              $        50,218         158,010
       4,450         AMAZON COM INC (b)                                            128,487         147,206
       7,300         AMERICAN EAGLE OUTFITTERS INC                                 106,990         223,745
       1,300         AMERICAN GREETINGS CORP                                        24,681          34,450
       1,400         APPLEBEES INTL INC                                             36,640          37,086
         600         ARVINMERITOR INC                                               10,494          10,674
       1,500         AUTOLIV                                                        60,225          65,700
       1,600         AUTONATION INC DEL (b)                                         30,080          32,832
         900         AUTOZONE INC (b)                                               57,669          83,214
         700         BEAZER HOMES USA INC                                           39,998          40,005
       4,075         BED BATH & BEYOND INC (b)                                     151,099         170,254
       1,250         BELO CORP                                                      18,688          29,963
       3,900         BEST BUY CO INC                                               121,669         267,345
       1,400         BIG LOTS INC (b)                                               15,477          18,536
       1,300         BLACK & DECKER CORPORATION                                     44,208         116,805
       3,500         BLOCKBUSTER INC                                                24,441          31,920
       4,344         BLOCKBUSTER INC                                                29,935          37,272
       1,100         BORG WARNER INC                                                51,799          59,037
       1,600         BRINKER INTL INC (b)                                           53,802          64,080
         600         BRUNSWICK CORP                                                 25,608          25,992
       3,525         CABLEVISION NY GROUP CLASS A (b)                               54,091         113,505
       2,084         CARMAX INC (b)                                                 50,984          55,539
         330         CAVCO INDS INC DEL (b)                                            815           9,299
       6,600         CENTEX CORP                                                    66,427         466,422
       1,800         CHEESECAKE FACTORY                                             58,968          62,514
       3,300         CHICOS FAS INC (b)                                             38,461         113,124
       8,900         CIRCUIT CITY STORES INC                                       104,507         153,881
       7,375         CLEAR CHANNEL COMMUNICATIONS                                  271,971         228,109
       9,200         COACH INC (b)                                                 107,172         308,844
       2,525         COMCAST CORP NEW (b)                                           60,521          75,624
      35,745         COMCAST CORP NEW (b)                                          971,340       1,097,372
       7,800         COSTCO WHSL CORP NEW                                          237,671         349,596
       1,450         CUMULUS MEDIA INC (b)                                          19,523          17,081
       6,533         D R HORTON INC                                                137,874         245,706
       2,100         DANA CORP                                                      33,264          31,521
       2,300         DARDEN RESTAURANTS INC                                         47,909          75,854
       8,363         DIRECTV GROUP INC (b)                                         118,534         129,627
      33,900         DISNEY WALT CO                                                725,422         853,602
         500         DOLBY LABORATORIES INC (b)                                     11,040          11,030
       3,400         DOLLAR GEN CORP                                                67,631          69,224
         500         DOLLAR TREE STORES INC (b)                                     10,674          12,000
       3,500         DOW JONES & CO INC                                            153,562         124,075
       4,300         EASTMAN KODAK CO                                              100,539         115,455
      17,600         EBAY INC (b)                                                  145,400         580,976
       4,000         ECHOSTAR COMMUNICATIONS CORP N (b)                            143,585         120,600
       2,425         EMMIS COMMUNICATIONS CORP                                      48,403          42,850
         125         ENTERCOM COMMUNICATIONS CORP (b)                                5,480           4,161
       2,000         FAMILY DLR STORES INC                                          61,336          52,200
       3,100         FEDERATED DEPT STORES INC DE                                  143,111         227,168
       1,900         FOOT LOCKER INC                                                25,593          51,718
      30,687         FORD MTR CO DEL                                               317,114         314,235
       7,700         FORTUNE BRANDS INC                                            282,788         683,760
       1,900         GAMESTOP CORP (b)                                              15,311          62,149
       3,550         GANNETT INC                                                   256,535         252,512
       9,664         GAP INC                                                       149,742         190,864
       8,200         GENERAL MTRS CORP                                             308,715         278,800
       4,000         GENTEX CORP                                                    80,251          72,800
      14,850         HARLEY DAVIDSON INC                                            87,002         736,560
         600         HARMAN INTL INDS INC NEW                                       60,930          48,816
         500         HARRAHS ENTMT INC                                              32,645          36,035
       1,275         HEARST ARGYLE TELEVISION INC                                   30,163          31,238
       2,300         HILTON HOTELS CORP                                             49,802          54,855

See accompanying notes to financial statements     12            (continured)


                             CLEARWATER GROWTH FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005

    Face                                                                                                        Percent
   amount                                                         Coupon                        Market            of
 or shares                        Security                         rate          Cost          value (a)      net assets
-------------  ------------------------------------------------  ----------  --------------  --------------  --------------
   Consumer discretionary (Cont'd):
      46,625         HOME DEPOT INC                                        $        30,408       1,813,713
       5,300         INTERNATIONAL GAME TECHNOLOGY                                 181,663         149,195
       5,400         INTERPUBLIC GROUP COS INC (b)                                  75,276          65,772
       2,850         JOHNSON CTLS INC                                              113,368         160,541
       1,500         JONES APPAREL GROUP INC                                        54,591          46,560
       1,200         KB HOME                                                        39,516          91,476
         900         KNIGHT RIDDER INC                                              63,990          55,206
      11,550         KOHLS CORP (b)                                                 92,211         645,761
         500         LAMAR ADVERTISING CO (b)                                       17,566          21,385
       1,750         LA QUINTA CORP (b)                                              3,605          16,328
         700         LAUDER ESTEE COS INC                                           26,691          27,391
       2,700         LEGGETT & PLATT INC                                            58,884          71,766
       2,000         LENNAR CORP                                                    89,295         126,900
      38,934         LIBERTY MEDIA CORP                                            302,887         396,737
      10,290         LIMITED BRANDS INC                                            118,493         220,412
       1,850         LIZ CLAIBORNE INC                                              62,867          73,556
      12,800         LOWES COS INC                                                 484,301         745,216
      11,950         MARRIOTT INTL INC NEW                                          98,796         815,229
       5,000         MATTEL INC                                                     91,931          91,500
       4,600         MAY DEPT STORES CO                                            124,522         184,736
       1,500         MAYTAG CORP                                                    15,000          23,490
       1,800         MCCLATCHY CO                                                  108,337         117,792
      21,100         MCDONALDS CORP                                                456,556         585,525
       6,590         MCGRAW HILL COS INC                                           245,481         291,608
       3,200         MICHAELS STORES INC                                            39,160         132,384
       1,500         MOHAWK INDS INC (b)                                           119,605         123,750
       5,500         NEW YORK TIMES CO                                             226,119         171,325
       3,800         NEWELL RUBBERMAID INC                                          86,564          90,592
      17,375         NEWS CORP                                                     243,497         281,128
       2,400         NIKE INC                                                      143,772         207,840
       2,500         NORDSTROM INC                                                  52,596         169,925
       4,500         OFFICE DEPOT INC (b)                                           65,209         102,780
       3,300         OFFICEMAX INC DE                                              114,939          98,241
       2,500         OMNICOM GROUP                                                 168,958         199,650
       1,300         OUTBACK STEAKHOUSE INC                                         55,035          58,812
         400         PACIFIC SUNWEAR OF CALIF (b)                                    9,204           9,196
       1,200         PENN NATL GAMING INC                                           43,968          43,800
       3,500         PENNEY J C INC                                                131,626         184,030
       1,400         PETSMART INC                                                   35,894          42,490
       1,000         PIXAR                                                          50,351          50,050
       1,500         POLO RALPH LAUREN CORP                                         31,320          64,665
       1,600         PULTE HOMES INC                                                88,420         134,800
       2,150         RADIO ONE INC (b)                                              28,969          27,456
       2,200         RADIOSHACK CORP                                                53,701          50,974
       1,100         READERS DIGEST ASSN INC                                        15,807          18,150
       2,375         REEBOK INTL LTD                                                75,471          99,346
       3,000         REGAL ENTMT GROUP                                              55,920          56,640
       2,600         ROSS STORES INC                                                42,760          75,166
         800         RYLAND GROUP INC                                               43,093          60,696
       1,000         SCHOLASTIC CORP                                                28,560          38,550
         600         SCRIPPS E W CO OH                                              23,112          29,280
       1,379         SEARS HLDGS CORP (b)                                           98,250         206,671
         300         SHERWIN WILLIAMS CO                                             9,570          14,127
      30,800         SIRIUS SATELLITE RADIO INC (b)                                116,116         199,584
         700         SNAP ON INC                                                    17,991          24,010
         600         STANDARD PAC CORP NEW                                          46,716          52,770
         900         STANLEY WORKS                                                  27,855          40,986
      12,150         STAPLES INC                                                   173,534         259,038
       6,575         STARBUCKS CORP (b)                                            191,999         339,665
       1,850         STARWOOD HOTELS & RESORTS                                      76,794         108,355
         800         STATION CASINOS INC                                            54,064          53,120
      14,800         TARGET CORP                                                   483,839         805,268
       3,000         TIFFANY & CO NEW                                               86,618          98,280
      71,900         TIME WARNER INC NEW (b)                                       942,104       1,201,449

See accompanying notes to financial statements     13            (continured)


                             CLEARWATER GROWTH FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005

    Face                                                                                                        Percent
   amount                                                         Coupon                        Market            of
 or shares                        Security                         rate          Cost          value (a)      net assets
-------------  ------------------------------------------------  ----------  --------------  --------------  --------------
   Consumer discretionary (Cont'd):
       7,600         TJX COS INC NEW                                       $       140,575         185,060
         700         TOLL BROS INC                                                  46,645          71,085
       1,700         TOYS R US INC (b)                                              23,853          45,016
       2,600         TRIBUNE CO NEW                                                116,790          91,468
       6,755         UNIVISION COMMUNICATIONS INC (b)                              202,257         186,100
       1,700         V F CORP                                                       87,065          97,274
      24,778         VIACOM INC                                                    931,087         793,392
      38,550         WAL MART STORES INC                                         1,864,107       1,858,110
       1,500         WENDYS INTL INC                                                62,522          71,475
       1,400         WESTWOOD ONE INC                                               30,596          28,602
       3,600         WHIRLPOOL CORP                                                155,817         252,396
         800         WILEY JOHN & SON                                               27,401          31,784
       1,000         WILLIAMS SONOMA INC (b)                                        32,379          39,570
       3,700         XM SATELLITE RADIO HLDGS INC (b)                              101,951         124,542
       5,008         YUM BRANDS INC                                                105,346         260,817
       2,400         ZALE CORP NEW                                                  39,515          76,056
                                                                             --------------  --------------
                                                                                18,098,235      27,290,999          12.89%
   Consumer staples:
       4,700         ALBERTSONS INC                                                 93,906          97,196
      35,300         ALTRIA GROUP INC                                              743,178       2,282,498
       8,000         ANHEUSER BUSCH COS INC                                        376,467         366,000
      10,300         ARCHER DANIELS MIDLAND CO                                     188,618         220,214
       5,800         AVON PRODS INC                                                188,055         219,530
       1,800         BROWN FORMAN CORP                                              70,069         108,828
       6,200         CAMPBELL SOUP CO                                              168,826         190,774
      37,200         COCA COLA CO                                                1,138,682       1,553,100
       3,700         COCA COLA ENTERPRISES INC                                      78,806          81,437
       7,200         COLGATE PALMOLIVE CO                                          360,616         359,352
       9,071         CONAGRA INC                                                   210,988         210,084
       2,788         CONSTELLATION BRANDS INC (b)                                   46,668          82,246
      10,600         CVS CORP                                                      152,075         308,142
       2,900         DEAN FOODS CO NEW (b)                                          79,989         102,196
       5,773         DEL MONTE FOODS CO (b)                                         57,723          62,175
       6,200         GENERAL MLS INC                                               277,056         290,098
      28,100         GILLETTE CO                                                   467,651       1,422,703
       5,575         HEINZ H J CO                                                  190,266         197,467
       2,100         HERSHEY CO / THE                                              106,008         130,410
       1,300         HORMEL FOODS CORP                                              29,432          38,129
       3,900         KELLOGG CO                                                    170,773         173,316
       5,050         KIMBERLY CLARK CORP                                           283,934         316,080
       3,700         KRAFT FOODS INC                                               117,487         117,697
      14,400         KROGER CO (b)                                                 246,089         274,032
       4,100         LOEWS CORP                                                    107,638         136,612
       1,600         MCCORMICK & CO INC                                             55,297          52,288
         700         MOLSON COORS BREWING CO                                        40,917          43,400
       1,000         NBTY INC (b)                                                   21,300          25,940
       2,400         PEPSI BOTTLING GROUP INC                                       52,032          68,664
      29,541         PEPSICO INC                                                 1,141,217       1,593,146
      41,792         PROCTER AND GAMBLE CO                                       1,189,737       2,204,528
       7,819         SAFEWAY INC                                                   151,258         176,631
       9,950         SARA LEE CORP                                                 203,451         197,110
       1,300         SMITHFIELD FOODS INC (b)                                       35,157          35,451
       1,400         SMUCKER J M CO                                                 60,413          65,716
       3,700         SUPERVALU INC                                                  62,955         120,657
      10,600         SYSCO CORP                                                    216,956         383,614
         580         TREEHOUSE FOODS INC (b)                                        14,071          16,536
       5,927         TYSON FOODS INC (DEL)                                          52,174         105,501
       2,900         UST INC                                                        80,807         132,414
      27,350         WALGREEN CO                                                   324,378       1,257,827
       1,200         WHOLE FOODS MKT INC                                            64,365         141,960
       3,600         WRIGLEY WM JR CO                                              125,321         247,824
                                                                             --------------  --------------
                                                                                 9,842,804      16,209,521           7.65%

See accompanying notes to financial statements     14            (continured)


                             CLEARWATER GROWTH FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005

    Face                                                                                                        Percent
   amount                                                         Coupon                        Market            of
 or shares                        Security                         rate          Cost          value (a)      net assets
-------------  ------------------------------------------------  ----------  --------------  --------------  --------------
   Energy:
       1,673         ANADARKO PETE CORP                                    $        58,107         137,437
       9,134         APACHE CORP                                                   389,377         590,056
       1,700         BAKER HUGHES INC                                               58,817          86,972
         300         BJ SVCS CO                                                      9,951          15,744
       9,488         BP PLC (d)                                                    233,686         591,861
      10,900         BURLINGTON RES INC                                            178,458         602,116
       4,500         CHESAPEAKE ENERGY CORP                                         43,650         102,600
      33,828         CHEVRON CORP                                                1,471,126       1,891,662
      16,438         CONOCOPHILLIPS                                                355,657         945,021
       6,012         DEVON ENERGY CORPORATION NEW                                  171,506         304,688
      13,900         EL PASO CORP                                                  103,337         160,128
       1,100         ENSCO INTL INC                                                 29,875          39,325
       8,500         EOG RESOURCES INC                                              80,824         482,800
     109,399         EXXON MOBIL CORP                                            4,504,677       6,287,161
       4,400         HALLIBURTON CO                                                108,727         210,408
       3,100         HELMERICH AND PAYNE INC                                        82,265         145,452
       3,900         MARATHON OIL CORP                                             154,479         208,143
       2,400         MURPHY OIL CORP                                                32,055         125,352
       2,567         NATIONAL OILWELL VARCO INC (b)                                 66,248         122,035
       2,900         NOBLE ENERGY INC                                               74,136         219,385
      14,850         OCCIDENTAL PETE CORP                                          278,632       1,142,411
       3,200         PIONEER NAT RES CO                                             48,507         134,656
         700         QUICKSILVER RES INC                                            44,947          44,751
       8,400         SCHLUMBERGER LTD                                              195,819         637,896
       1,100         SMITH INTL INC                                                 38,951          70,070
       4,850         SUNOCO INC                                                    109,369         551,348
       6,693         TRANSOCEAN INC (b)                                            107,342         361,221
       4,850         UNOCAL CORP                                                   134,714         315,493
       3,730         VALERO ENERGY CORP                                             51,022         295,080
       9,060         WILLIAMS COS INC                                              101,393         172,140
       5,133         XTO ENERGY INC                                                 47,918         174,471
                                                                             --------------  --------------
                                                                                 9,365,571      17,167,882           8.11%
   Financials:
       8,950         AFLAC INC                                                     271,852         387,356
       9,000         ALLIED CAP CORP NEW                                           196,349         261,990
       9,700         ALLSTATE CORP                                                 422,942         579,575
       8,000         AMB PPTY CORP                                                 264,402         347,440
       1,300         AMBAC FINL GROUP INC                                           91,536          90,688
      17,675         AMERICAN EXPRESS CO                                           728,613         940,840
      40,116         AMERICAN INTL GROUP INC                                       607,387       2,330,740
       8,200         AMERICREDIT CORP (b)                                          141,934         209,100
       4,200         AMERITRADE HLDG CORP NEW (b)                                   63,455          78,078
       9,700         AMSOUTH BANCORPORATION                                        229,185         252,200
       4,800         AON CORP                                                       95,152         120,192
       1,400         APARTMENT INVT & MGMT CO                                       45,341          57,288
       1,096         ARCHSTONE SMITH TR                                             38,818          42,328
       3,100         ASSOCIATED BANC CORP                                          105,586         104,346
       9,900         ASTORIA FINL CORP                                              87,763         281,853
      70,264         BANK AMER CORP                                              2,167,425       3,204,741
      13,500         BANK NEW YORK INC                                             365,609         388,530
       8,658         BB&T CORP                                                     244,238         346,060
       1,100         BEAR STEARNS COS INC                                           56,969         114,334
       3,300         CAPITAL ONE FINL CORP                                         130,755         264,033
       1,798         CATELLUS DEV CORP NEW                                          44,713          58,974
         200         CHICAGO MERCHANTILE EXCHANGE                                   41,250          59,100
       2,100         CHUBB CORP                                                    129,882         179,781
       2,756         CINCINNATI FINL CORP                                          103,510         109,037
       2,300         CIT GROUP INC NEW                                              61,304          98,831
      89,615         CITIGROUP INC                                               1,954,603       4,142,901
       1,550         COLONIAL BANCGROUPINC                                          20,381          34,193
       3,200         COMERICA INC                                                  171,938         184,960
       1,800         COMMERCE BANCORP INC N J (b)                                   49,806          54,558
       5,150         COMMERCIAL FED CORP                                            78,156         173,452

See accompanying notes to financial statements     15            (continured)


                             CLEARWATER GROWTH FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005

    Face                                                                                                        Percent
   amount                                                         Coupon                        Market            of
 or shares                        Security                         rate          Cost          value (a)      net assets
-------------  ------------------------------------------------  ----------  --------------  --------------  --------------
   Financials (Cont'd):
       5,200         CONSECO INC (b)                                       $        97,448         113,464
       8,798         COUNTRYWIDE FINL CORP                                         134,491         339,691
       2,800         CRESCENT REAL ESTATE EQUITIES                                  46,204          52,500
      12,000         E TRADE FINL CORP (b)                                         125,906         167,880
       6,000         EQUITY OFFICE PPTYS TR                                        175,928         198,600
       5,016         EQUITY RESIDENTIAL                                            159,472         184,689
       8,600         ERIE INDTY CO                                                 446,989         466,550
      17,950         FEDERAL HOME LN MTG CORP                                       54,545       1,170,879
      13,425         FEDERAL NATL MTG ASSN (b)                                     874,001         784,020
       3,800         FIDELITY NATL FINL INC                                        144,152         135,622
       8,600         FIFTH THIRD BANCORP                                           417,068         354,406
       8,450         FIRST HORIZON NATL CORP                                       255,733         356,590
      11,200         FRANKLIN RES INC                                              205,759         862,176
       4,200         FRIEDMAN BILLINGS RAMSEY GROUP (b)                             48,671          60,060
       1,800         GALLAGHER ARTHUR J & CO                                        55,152          48,834
      18,800         GENERAL GROWTH PPTYS INC                                      233,101         772,492
       1,300         GENWORTH FINL INC                                              31,200          39,299
       2,469         GOLDEN WEST FINL CORP DEL                                     147,409         158,954
       4,826         GOLDMAN SACHS GROUP INC                                       423,182         492,349
       4,300         HARTFORD FINANCIAL SVCS GRP                                   226,822         321,554
      14,600         HEALTH CARE PPTY INVS INC                                     253,278         394,784
       6,600         HIBERNIA CORP                                                 176,484         218,988
       6,000         HOST MARRIOTT CORP NEW                                         98,404         105,000
       7,200         HRPT PPTYS TR                                                  69,192          89,496
       1,284         HSBC HLDGS PLC (d)                                             64,775         102,271
      11,600         HUNTINGTON BANCSHARES INC                                     253,776         280,024
       2,300         INVESTMENT TECHNOLOGY GROUP (b)                                37,976          48,346
         800         INVESTORS FINL SERVICES CORP                                   30,725          30,256
       3,800         ISTAR FINL INC                                                 70,848         158,042
       4,400         JANUS CAP GROUP INC                                            64,273          66,176
       3,700         JEFFERSON PILOT CORP                                          137,936         186,554
      60,646         JPMORGAN CHASE & CO                                         1,676,447       2,142,017
      12,100         KEYCORP NEW                                                   225,332         401,115
         500         KIMCO RLTY CORP                                                27,996          29,455
       4,200         LEHMAN BROTHERS HLDGS INC                                     276,075         416,976
         800         LEUCADIA NATL CORP                                             27,592          30,904
       3,625         LINCOLN NATL CORP IN                                          113,502         170,085
       2,100         LOEWS CORP                                                     49,966         162,750
         260         M & T BK CORP                                                  10,976          27,342
       5,400         MACK CA RLTY CORP                                             169,534         244,620
       4,741         MANULIFE FINL CORP                                            135,056         226,667
       5,400         MARSH & MCLENNAN COS INC                                      175,113         149,580
       2,000         MARSHALL & ILSLEY CORP                                         51,520          88,900
       1,850         MBIA INC                                                       82,768         109,724
      19,250         MBNA CORP                                                     299,381         503,580
       5,400         MELLON FINL CORP                                              171,240         154,926
      13,000         MERRILL LYNCH & CO INC                                        529,548         715,130
       5,000         METLIFE INC                                                   171,203         224,700
       6,800         MGIC INVT CORP WIS                                            163,404         443,496
       1,600         MOODYS CORP                                                    52,300          71,936
      17,375         MORGAN STANLEY                                                799,102         911,666
      16,290         NATIONAL CITY CORP                                            298,674         555,815
         800         NATIONWIDE FINL SVCS INC                                       25,928          30,352
       6,249         NEW YORK CMNTY BANCORP INC                                    128,142         113,232
       7,438         NORTH FORK BANCORPORATION INC                                 120,236         208,933
       1,825         NORTHERN TRUST CORP                                            72,746          83,202
       8,900         OLD REP INTL CORP                                             221,092         225,081
         675         PEOPLES BK BRIDGEPORT CONN                                      9,330          20,412
         255         PIPER JAFFRAY COS (b)                                           7,794           7,760
       3,385         PLUM CREEK TIMBER CO INC                                       76,083         122,876
         300         PMI GROUP INC                                                  10,926          11,694
       3,925         PNC FINL SVCS GROUP INC                                       179,373         213,756
       2,200         POPULAR INC                                                    44,065          55,418
      12,075         PRICE T ROWE GROUP INC                                        161,237         755,895

See accompanying notes to financial statements     16            (continured)


                             CLEARWATER GROWTH FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005

    Face                                                                                                        Percent
   amount                                                         Coupon                        Market            of
 or shares                        Security                         rate          Cost          value (a)      net assets
-------------  ------------------------------------------------  ----------  --------------  --------------  --------------
   Financials (Cont'd):
       2,550         PRINCIPAL FINANCIAL GROUP                             $        69,037         106,845
       2,600         PROGRESSIVE CORP OHIO                                         164,996         256,906
       1,200         PROLOGIS                                                       47,334          48,288
       3,400         PROVIDIAN FINL CORP                                            34,136          59,942
       6,900         PRUDENTIAL FINL INC                                           233,874         453,054
       1,000         RADIAN GROUP INC                                               47,230          47,220
         750         RAYMOND JAMES FINANCIAL INC                                    12,570          21,188
       2,700         REALTY INCOME CORP                                             68,742          67,608
       4,656         REGIONS FINL CORP NEW                                         110,981         157,745
         300         REINSURANCE GROUP AMER INC                                     12,570          13,953
         900         SAFECO CORP                                                    43,659          48,906
      25,700         SCHWAB CHARLES CORP                                           229,436         289,896
       1,700         SIMON PPTY GROUP INC NEW                                       58,957         123,233
       4,500         SKY FINL GROUP INC                                            106,014         126,810
       6,700         SLM CORP                                                      239,070         340,360
       4,700         SOVEREIGN BANCORP INC                                          42,831         104,998
         500         ST JOE CO                                                      16,215          40,770
       4,450         STATE STREET CORPORATION                                      222,684         214,713
       4,134         SUNTRUST BKS INC                                              264,599         298,640
       4,200         SYNOVUS FINL CORP                                             112,014         120,414
      23,400         TCF FINANCIAL CORP                                            202,532         605,592
       2,303         TD BANKNORTH INC                                               42,416          68,629
       7,632         THE ST PAUL TRAVELERS COS INC                                 211,669         301,693
       4,000         THORNBURG MTG INC                                             118,686         116,520
       1,900         TORCHMARK INC                                                  80,235          99,180
       1,104         TORONTO DOMINION BK ONT                                        44,108          49,249
         400         TRANSATLANTIC HLDGS INC (b)                                    23,500          22,328
       4,000         UNITRIN INC                                                   101,606         196,400
       4,900         UNUMPROVIDENT CORP                                             70,872          89,768
      30,551         US BANCORP DEL                                                693,495         892,089
       1,446         VALLEY NATL BANCORP                                            29,061          33,804
         645         VORNADO RLTY TR                                                48,548          51,858
      26,809         WACHOVIA CORP 2ND NEW                                         938,966       1,329,726
      18,344         WASHINGTON MUT INC                                            298,518         746,417
      32,641         WELLS FARGO & CO NEW                                          724,241       2,010,033
       7,225         XL CAPITAL LTD                                                 92,119         537,685
         200         ZIONS BANCORP                                                   8,261          14,706
                                                                             --------------  --------------
                                                                                27,001,214      43,995,204          20.77%
  Healthcare:
      26,150         ABBOTT LABS                                                 1,009,318       1,281,612
         900         ACCREDO HEALTH INC (b)                                         40,743          40,860
       9,400         AETNA INC                                                     151,653         778,508
         900         AFFYMETRIX INC (b)                                             44,811          48,537
       2,350         ALLERGAN INC                                                  160,920         200,314
       1,700         AMERISOURCEBERGEN CORP                                         97,885         117,555
      25,150         AMGEN INC (b)                                                 102,792       1,520,569
         600         AMYLIN PHARMACEUTICALS INC (b)                                  9,606          12,558
      11,912         ANDRX CORP DEL (b)                                            239,610         241,933
       1,800         APPLERA CORP APPLIED BIOSYS                                    37,429          35,406
       1,300         BARD C R INC                                                   78,455          86,463
       1,300         BARR PHARMACEUTICALS INC (b)                                   64,592          63,362
      11,000         BAXTER INTL INC                                               220,992         408,100
       2,500         BECTON DICKINSON & CO                                         123,650         131,175
      11,350         BIOGEN IDEC INC (b)                                           164,190         391,008
       3,200         BIOMET INC                                                    120,878         110,848
      11,050         BOSTON SCIENTIFIC CORP (b)                                    284,034         298,350
      35,700         BRISTOL MYERS SQUIBB CO                                       895,554         891,786
       6,850         CARDINAL HEALTH INC                                           374,119         394,423
       7,713         CAREMARK RX INC (b)                                           146,686         343,383
       2,500         CELGENE CORP                                                   76,163         101,925
         200         CEPHALON INC (b)                                                9,120           7,962
       1,300         CHIRON CORP (b)                                                43,719          45,357
       2,200         CIGNA CORP                                                    107,215         235,466

See accompanying notes to financial statements     17            (continured)


                             CLEARWATER GROWTH FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005

    Face                                                                                                        Percent
   amount                                                         Coupon                        Market            of
 or shares                        Security                         rate          Cost          value (a)      net assets
-------------  ------------------------------------------------  ----------  --------------  --------------  --------------
   Healthcare (Cont'd):
         700         COVANCE INC (b)                                       $        31,465          31,409
       1,200         COVENTRY HEALTH CARE INC (b)                                   59,870          84,900
       1,600         CYTYC CORP (b)                                                 11,472          35,296
       1,425         DAVITA INC (b)                                                 21,812          64,809
         180         EDWARDS LIFESCIENCES CORP (b)                                   1,872           7,744
       1,600         EXPRESS SCRIPTS INC (b)                                        37,832          79,968
       3,400         FISHER SCIENTIFIC INTL INC (b)                                138,754         220,660
       5,250         FOREST LABS INC (b)                                           207,798         203,963
         100         GEN PROBE INC NEW (b)                                           5,058           3,623
       7,600         GENENTECH INC (b)                                             371,741         610,128
       3,600         GENZYME CORP (b)                                              189,740         216,324
       7,296         GILEAD SCIENCES INC                                           237,281         320,951
       3,152         GLAXOSMITHKLINE PLC (d)                                        76,079         152,904
       4,800         GUIDANT CORP                                                  252,272         323,040
       9,550         HCA INC                                                       347,616         541,199
       4,000         HEALTH MGMT ASSOC                                              76,501         104,720
       2,450         HEALTH NET INC (b)                                             64,669          93,492
       1,400         HILLENBRAND INDS INC                                           76,636          70,770
       2,005         HOSPIRA INC (b)                                                50,661          78,195
       1,800         HUMAN GENOME SCIENCES INC (b)                                  25,110          20,844
       3,900         HUMANA INC (b)                                                 39,107         154,986
         100         IMCLONE SYS INC (b)                                             3,259           3,097
       2,100         IMS HEALTH INC                                                 52,215          52,017
         200         INAMED CORP (b)                                                12,158          13,394
       2,500         INVITROGEN CORP (b)                                           164,832         208,225
       5,406         IVAX CORP                                                      51,704         116,229
      50,300         JOHNSON & JOHNSON                                           1,371,701       3,269,500
       4,300         KING PHARMACEUTICALS INC (b)                                   44,032          44,806
       2,600         LABORATORY CORP AMER HLDGS (b)                                 61,060         129,740
      18,100         LILLY ELI & CO                                                754,435       1,008,351
       1,950         LINCARE HLDGS INC (b)                                          58,492          79,638
       1,300         MANOR CARE INC NEW                                             30,973          51,649
         500         MARTEK BIOSCIENCES CORP (b)                                    19,315          18,975
       4,700         MCKESSON CORP                                                 159,643         210,513
       4,878         MEDCO HEALTH SOLUTIONS INC (b)                                137,776         260,290
       1,300         MEDICIS PHARMACEUTICAL CORP                                    43,528          41,249
       3,100         MEDIMMUNE INC (b)                                              76,227          82,832
      27,050         MEDTRONIC INC                                                 100,935       1,400,920
      17,950         MERCK & CO INC                                                741,572         552,860
         700         MGI PHARMA INC                                                 15,176          15,232
       4,700         MYLAN LABS INC                                                 53,880          90,428
       1,500         NEKTAR THERAPEUTICS (b)                                        21,900          25,260
       1,900         OMNICARE INC                                                   56,919          80,617
         100         OSI PHARMACEUTICALS INC (b)                                     4,647           4,087
       1,400         PACIFICARE HEALTH SYSTEMS (b)                                  49,024         100,030
       1,200         PATTERSON COS INC                                              61,452          54,096
     135,575         PFIZER INC                                                    847,991       3,739,159
         700         PHARMACEUTICAL PROD DEV INC (b)                                32,993          32,802
       1,300         PROTEIN DESIGN LABS INC (b)                                    20,144          26,273
       2,050         QUEST DIAGNOSTICS INC                                          62,932         109,204
         700         RENAL CARE GROUP INC                                           27,531          32,270
      25,100         SCHERING PLOUGH CORP                                          443,035         478,406
       1,500         SEPRACOR INC (b)                                               55,680          90,015
      12,600         SERVICE CORP INTL                                              90,438         101,052
       5,000         ST JUDE MED INC                                               130,921         218,050
      15,650         STRYKER CORP                                                   60,399         744,314
       4,900         TENET HEALTHCARE CORP (b)                                      76,685          59,976
       1,000         TRIAD HOSPS INC (b)                                            25,517          54,640
      22,382         UNITEDHEALTH GROUP INC                                        474,695       1,166,997
         700         UNIVERSAL HEALTH SVCS INC                                      31,885          43,526
       5,800         VARIAN MED SYS INC (b)                                        213,788         216,514
       1,200         VCA ANTECH INC (b)                                             28,592          29,100
       2,175         WATSON PHARMACEUTICALS INC (b)                                 50,706          64,293
       6,000         WEB MD CORP (b)                                                58,236          61,620

See accompanying notes to financial statements     18            (continured)


                             CLEARWATER GROWTH FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005

    Face                                                                                                        Percent
   amount                                                         Coupon                        Market            of
 or shares                        Security                         rate          Cost          value (a)      net assets
-------------  ------------------------------------------------  ----------  --------------  --------------  --------------
   Healthcare (Cont'd):
      10,058         WELLPOINT INC                                         $       373,414         700,439
      26,050         WYETH                                                       1,057,925       1,159,225
       3,685         ZIMMER HOLDINGS INC (b)                                       236,986         280,686
                                                                             --------------  --------------
                                                                                15,474,828      28,529,977          13.47%
   Industrials:
      12,950         3M CO                                                         921,369         936,285
         925         ADESA INC                                                      13,202          20,137
       2,750         ALLIED WASTE INDUSTRIES INC (b)                                16,321          21,808
       3,193         AMERICAN PWR CONVERSION CORP                                   54,636          75,323
       2,600         AMERICAN STD COS INC DEL                                      101,212         108,992
       3,600         AMR CORP DEL (b)                                               40,052          43,596
       2,057         APOLLO GROUP INC (b)                                          130,551         160,899
       1,700         ARAMARK CORP                                                   47,836          44,880
       8,522         AUTOMATIC DATA PROCESSING INC                                 318,400         357,668
       1,700         AVERY DENNISON CORP                                            90,518          90,032
       2,100         BISYS GROUP INC (b)                                            30,486          31,374
       3,100         BLOCK H & R INC                                                58,017         180,885
      18,700         BOEING CO                                                     442,349       1,234,200
       5,600         BURLINGTON NORTHN SANTA FE                                    169,260         263,648
       2,100         CAREER ED CORP (b)                                             86,658          76,881
         300         CARLISLE COS INC                                               15,924          20,589
       5,852         CATERPILLAR INC                                               376,933         557,754
      29,948         CENDANT CORP                                                  218,523         669,937
         400         CHECKFREE CORP NEW (b)                                         15,128          13,624
       2,900         CINTAS CORP                                                    94,801         111,940
       2,100         CNF INC                                                        49,896          94,290
      12,775         CRANE CO                                                      215,415         335,983
       5,100         CSX CORP                                                      107,400         217,566
         550         CUMMINS INC                                                    15,906          41,036
       3,200         DANAHER CORP                                                  122,770         167,488
       3,550         DEERE & CO                                                    191,913         232,490
       3,100         DELUXE CORP                                                   109,610         125,860
       1,000         DEVRY INC DEL (b)                                              19,142          19,900
         300         DONALDSON CO INC                                               10,200           9,099
       2,900         DONNELLEY R R & SONS CO                                        86,226         100,079
       3,325         DOVER CORP                                                    122,574         120,964
       3,000         EATON CORP                                                    103,554         179,700
       9,350         EMERSON ELEC CO                                               514,252         585,591
         700         FASTENAL CO                                                    43,652          42,882
      11,475         FEDEX CORP                                                    228,179         929,590
      26,244         FIRST DATA CORP                                               181,908       1,053,434
      10,550         FISERV INC (b)                                                 95,145         453,123
       3,675         FLUOR CORP NEW                                                 96,907         211,643
       1,400         GATX                                                           24,276          48,300
       3,000         GENERAL DYNAMICS CORP                                         249,324         328,620
     182,481         GENERAL ELEC CO                                             3,860,187       6,322,967
       5,050         GENUINE PARTS CO                                              153,969         207,505
       3,700         GOODRICH CORP                                                 111,298         151,552
       1,700         GRAINGER W W INC                                               74,317          93,143
         600         HARSCO CORP                                                    17,510          32,730
      14,400         HONEYWELL INTL INC                                            366,044         527,472
         900         HUBBELL INC                                                    29,499          39,690
       2,100         HUNT J B TRANS SVCS INC                                        40,530          40,530
       3,412         ILLINOIS TOOL WKS INC                                         241,833         271,868
         504         IMAGISTICS INTL INC (b)                                         5,084          14,112
       1,100         ITT EDL SVCS INC (b)                                           41,602          58,762
         800         ITT INDS INC                                                   52,360          78,104
       1,300         JACOBS ENGR GROUP INC (b)                                      57,164          73,138
       2,200         JETBLUE AWYS CORP (b)                                          47,278          44,968
       1,300         L 3 COMMUNICATIONS HLDG CORP                                   61,878          99,554
       1,000         LANDSTAR SYS INC                                               30,070          30,120
       5,400         LOCKHEED MARTIN CORP                                          155,441         350,298
       1,475         MANPOWER INC WIS                                               66,373          58,676

See accompanying notes to financial statements     19            (continured)


                             CLEARWATER GROWTH FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005

    Face                                                                                                        Percent
   amount                                                         Coupon                        Market            of
 or shares                        Security                         rate          Cost          value (a)      net assets
-------------  ------------------------------------------------  ----------  --------------  --------------  --------------
   Industrials (Cont'd):
       7,488         MASCO CORP                                            $       153,044         237,819
       1,900         NAVISTAR INTL CORP INC (b)                                     79,213          60,800
       6,460         NORFOLK SOUTHN CORP                                           142,693         200,002
       4,092         NORTHROP GRUMMAN CORP                                         184,731         226,083
         400         OSHKOSH TRUCK CORP                                             30,003          31,312
       3,562         PACCAR INC                                                     81,607         242,216
       1,700         PALL CORP                                                      40,004          51,612
       1,700         PARKER HANNIFIN CORP                                          108,169         105,417
      19,497         PAYCHEX INC                                                    54,861         634,432
         800         PENTAIR INC                                                    26,033          34,248
       1,497         PHH CORP                                                       10,184          38,503
      10,200         PITNEY BOWES INC                                              328,150         444,210
       2,000         PRECISION CASTPARTS CORP                                       45,286         155,800
       6,200         RAYTHEON CO                                                   179,377         242,544
       4,650         REPUBLIC SVCS INC                                             125,531         167,447
       2,200         REYNOLDS AMERN INC                                            123,818         173,360
       2,300         ROBERT HALF INTL INC                                           58,256          57,431
       7,250         ROCKWELL AUTOMATION INC                                       102,173         353,148
       2,714         ROCKWELL COLLINS INC                                           75,092         129,404
       6,100         SABRE HLDGS CORP                                              153,967         121,695
       4,100         SERVICE MASTER COMPANY                                         44,239          54,940
       2,400         SKYWEST INC                                                    26,040          43,632
      14,575         SOUTHWEST AIRLS CO                                            203,127         203,030
       1,000         SPX CORP                                                       51,053          45,980
         200         STERICYCLE INC (b)                                              8,456          10,064
         700         SWIFT TRANSN INC (b)                                           16,331          16,303
         500         TELEFLEX INC                                                   22,515          29,685
       1,475         TEXTRON INC                                                    54,457         111,879
      13,700         TYCO INTL LTD                                                 132,068         400,040
       3,800         UNION PAC CORP                                                219,426         246,240
       6,700         UNITED PARCEL SVC INC                                         470,740         463,372
      18,350         UNITED TECHNOLOGIES CORP                                      712,439         942,273
       8,650         WASTE MGMT INC DEL                                            135,675         245,141
         600         WEIGHT WATCHERS INTL INC NEW (b)                               23,424          30,966
       1,000         YELLOW ROADWAY CORP (b)                                        51,310          50,800
       2,700         YORK INTL CORP                                                 57,118         102,600
                                                                             --------------  --------------
                                                                                15,573,470      25,517,700          12.05%
   Information technology:
       2,100         ACTIVISION INC NEW                                              9,966          34,692
       2,000         ADC TELECOMMUNICATIONS INC                                     43,860          43,540
       8,212         ADOBE SYS INC                                                 201,303         235,027
       6,200         ADVANCED MICRO DEVICES INC (b)                                 90,535         107,508
         900         AFFILIATED COMPUTER SVCS INC (b)                               45,507          45,990
       7,700         AGILENT TECHNOLOGIES INC (b)                                  168,385         177,254
       5,300         ALTERA CORP (b)                                                99,804         105,046
      11,100         ANALOG DEVICES INC                                             99,557         414,141
      17,271         ANDREW CORP (b)                                               209,577         220,378
      13,500         APPLE COMPUTER                                                218,285         496,935
      28,400         APPLIED MATERIALS INC                                         415,207         459,512
         600         ARROW ELECTRS INC (b)                                          15,192          16,296
       1,000         ASK JEEVES INC (b)                                             25,828          30,190
       7,500         ASML HOLDING N V (b) (d)                                       45,625         117,450
       3,100         AUTODESK INCORPORATED                                          85,932         106,547
         100         AVAYA INC (b)                                                     869             832
       6,200         BEA SYS INC (b)                                                52,185          54,436
       3,350         BMC SOFTWARE INC (b)                                           58,044          60,133
       4,575         BROADCOM CORP (b)                                             126,955         162,458
       5,300         BROCADE COMMUNICATIONS SYS INC (b)                             27,300          20,564
         100         CADENCE DESIGN SYS INC (b)                                      1,539           1,366
         800         CDW CORP                                                       44,354          45,672
       4,000         CERIDIAN CORP NEW (b)                                          76,450          77,920
     116,650         CISCO SYS INC (b)                                             255,645       2,229,182
       2,950         CITRIX SYS INC (b)                                             17,801          63,897

See accompanying notes to financial statements     20            (continured)


                             CLEARWATER GROWTH FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005

    Face                                                                                                        Percent
   amount                                                         Coupon                        Market            of
 or shares                        Security                         rate          Cost          value (a)      net assets
-------------  ------------------------------------------------  ----------  --------------  --------------  --------------
   Information technology (Cont'd):
       2,400         COGNIZANT TECHNOLOGY SOLUTIONS (b)                    $        67,929         113,112
       5,825         COMPUTER ASSOC INTL INC (b)                                    93,467         160,071
       2,722         COMPUTER SCIENCES CORP (b)                                    109,475         118,951
       6,800         COMPUWARE CORP (b)                                             44,226          48,892
       2,200         COMVERSE TECHNOLOGY INC (b)                                    37,400          52,030
      23,300         CORNING INC (b)                                               176,683         387,246
         500         CREE INC (b)                                                   11,565          12,735
       2,400         CYPRESS SEMICONDUCTOR CORP (b)                                 29,768          30,216
      43,409         DELL INC (b)                                                1,271,986       1,715,090
      14,700         DENDRITE INTL INC (b)                                          57,965         202,860
       9,600         DUN & BRADSTREET CORP DEL NEW (b)                             239,197         591,840
       4,500         ELECTRONIC ARTS INC (b)                                       222,699         254,745
       7,400         ELECTRONIC DATA SYS CORP NEW                                  164,019         142,450
      42,210         EMC CORP (b)                                                  337,885         578,699
       3,700         EMULEX CORP (b)                                                49,943          67,562
         700         F5 NETWORKS INC (b)                                            32,375          33,065
         900         FAIR ISAAC CORPORATION                                         31,182          32,850
       1,900         FAIRCHILD SEMICONDUCTOR INTL (b)                               25,935          28,025
       6,330         FREESCALE SEMICONDUCTOR INC (b)                                83,841         134,069
       1,900         GOOGLE INC (b)                                                516,457         558,885
       2,800         HARRIS CORP DEL                                                37,337          87,388
      56,327         HEWLETT PACKARD CO                                          1,052,419       1,324,248
       5,175         IAC / INTERACTIVECORP (b)                                     122,106         124,459
       4,700         INTEGRATED CIRCUIT SYS INC (b)                                113,393          97,008
     113,016         INTEL CORP                                                    421,122       2,945,197
         900         INTERDIGITAL COMM CORP (b)                                     15,021          15,750
      29,100         INTERNATIONAL BUSINESS MACHS                                2,497,010       2,159,220
         700         INTERNATIONAL RECTIFIER CORP (b)                               29,995          33,404
       7,800         INTERSIL CORP                                                 123,552         146,406
       2,500         INTUIT (b)                                                    103,285         112,775
       5,600         JABIL CIRCUIT INC (b)                                          94,248         172,088
      14,100         JUNIPER NETWORKS INC (b)                                      291,516         355,038
       3,000         KLA TENCOR CORP                                               101,654         131,100
       1,400         LAM RESH CORP (b)                                              35,082          40,516
       1,900         LEXMARK INTL INC (b)                                           83,199         123,177
       4,800         LINEAR TECHNOLOGY CORP                                        153,777         176,112
       4,600         LSI LOGIC CORP (b)                                             43,516          39,054
      71,100         LUCENT TECHNOLOGIES INC (b)                                   235,872         206,901
       2,400         MACROMEDIA INC (b)                                             18,504          91,728
       5,400         MAXIM INTEGRATED PRODS INC                                    243,261         206,334
       2,100         MAXTOR CORP (b)                                                 9,954          10,920
       2,900         MCAFEE INC (b)                                                 65,012          75,922
       1,350         MERCURY INTERACTIVE CORP (b)                                   38,328          51,786
       4,200         MICROCHIP TECHNOLOGY INC                                       66,924         124,404
       8,800         MICRON TECHNOLOGY INC (b)                                      68,191          89,848
     157,950         MICROSOFT CORP                                              1,526,613       3,923,478
       1,800         MOLEX INC                                                      56,934          46,872
       1,800         MONSTER WORLDWIDE INC (b)                                      45,970          51,624
      39,613         MOTOROLA INC                                                  395,830         723,333
       5,600         NATIONAL SEMICONDUCTOR CORP                                   101,536         123,368
       2,000         NCR CORP NEW                                                   73,013          70,240
       5,300         NETWORK APPLIANCE INC (b)                                     124,694         149,831
       5,200         NOVELL INC (b)                                                 31,071          32,240
       2,900         NVIDIA CORP (b)                                                57,763          77,488
      74,300         ORACLE CORP (b)                                                38,767         980,760
       1,400         PERKINELMER INC                                                25,256          26,460
         300         PLANTRONICS INC NEW                                             9,672          10,908
       3,400         PMC SIERRA INC (b)                                             38,998          31,722
       2,600         POLYCOM INC (b)                                                26,520          38,766
       1,600         QLOGIC CORP (b)                                                47,315          49,392
      27,350         QUALCOMM INC                                                  560,452         902,824
         100         RAMBUS INC DEL (b)                                              1,427           1,338
       3,200         RED HAT INC (b)                                                41,904          41,920
       2,500         SANDISK CORP (b)                                               61,884          59,325

See accompanying notes to financial statements     21            (continured)


                             CLEARWATER GROWTH FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005

    Face                                                                                                        Percent
   amount                                                         Coupon                        Market            of
 or shares                        Security                         rate          Cost          value (a)      net assets
-------------  ------------------------------------------------  ----------  --------------  --------------  --------------
   Information technology (Cont'd):
       8,968         SANMINA SCI CORP (b)                                  $        65,592          49,055
       2,400         SCIENTIFIC ATLANTA INC                                         44,778          79,848
      22,900         SIEBEL SYS INC                                                191,742         203,810
       5,700         SOLECTRON CORP (b)                                             19,976          21,603
       1,300         STORAGE TECHNOLOGY CORP (b)                                    16,853          47,177
      52,125         SUN MICROSYSTEMS INC (b)                                      218,952         194,426
       4,700         SUNGARD DATA SYS INC (b)                                      124,990         165,299
      14,400         SYMANTEC CORP                                                  70,951         313,056
         125         SYMBOL TECHNOLOGIES INC                                           957           1,234
       1,600         SYNOPSYS INC (b)                                               26,568          26,672
       1,100         TEKTRONIX INC                                                  20,167          25,597
       6,450         TELLABS INC (b)                                                37,637          56,115
      29,700         TEXAS INSTRS INC                                              624,785         833,679
       1,100         THERMO ELECTRON CORP (b)                                       27,984          29,557
       5,900         UNISYS CORP (b)                                                39,571          37,347
      10,900         VERISIGN INC (b)                                               60,947         313,484
       7,100         VERITAS SOFTWARE CORP (b)                                     130,507         173,240
       2,600         WATERS CORP (b)                                                60,997          96,642
       1,700         WESTERN DIGITAL CORP (b)                                       20,471          22,814
      14,250         XEROX CORP                                                    141,439         196,508
      13,050         XILINX INC                                                     92,297         332,775
      19,000         YAHOO INC                                                     339,267         658,350
         200         ZEBRA TECHNOLOGIES CORP                                        10,256           8,758
                                                                             --------------  --------------
                                                                                17,757,288      30,760,075          14.52%
   Materials:
       2,450         AIR PRODS & CHEMS INC                                         106,434         147,735
      13,800         ALCOA INC                                                     379,338         360,594
       3,100         ARCH COAL INC                                                  55,785         168,857
       1,832         BALL CORP                                                      22,092          65,879
       4,200         BEMIS CO INC                                                   93,645         111,468
       1,300         BOWATER INC                                                    52,068          42,081
         600         CONSOL ENERGY INC                                              26,458          32,148
       3,000         CROWN HLDGS INC (b)                                            43,170          42,690
      15,450         DOW CHEM CO                                                   549,211         687,989
      16,225         DU PONT E I DE NEMOURS & CO                                   679,911         697,837
         146         EAGLE MATLS INC                                                 1,727          13,518
         491         EAGLE MATLS INC                                                 5,711          44,431
       1,000         EASTMAN CHEM CO                                                32,854          55,150
       1,200         ECOLAB INC                                                     33,060          38,832
       1,600         ENGELHARD CORP                                                 27,734          45,680
         450         FLORIDA ROCK INDS INC                                          16,401          33,008
       3,100         FREEPORT MCMORAN COPPER & GOLD                                100,843         116,064
       4,100         GEORGIA PAC CORP                                              138,734         130,380
      12,625         INTERNATIONAL FLAVOURS                                        271,595         457,278
       8,531         INTERNATIONAL PAPER CO                                        312,681         257,722
         500         LAFARGE NORTH AMERICA INC                                      18,050          31,220
       1,600         LOUISIANA PAC CORP                                             39,240          39,328
         300         LUBRIZOL CORP                                                   9,393          12,603
       8,050         LYONDELL CHEMICAL CO                                          102,700         212,681
         700         MARTIN MARIETTA MATLS INC                                      27,965          48,384
         900         MASSEY ENERGY CORP                                             35,316          33,948
       3,875         MEADWESTVACO CORP                                              86,711         108,655
       5,808         MONSANTO CO NEW                                                51,490         365,149
         131         NEENAH PAPER INC                                                4,149           4,057
       7,400         NEWMONT MNG CORP                                              102,657         288,822
       4,400         NUCOR CORP                                                    154,139         200,728
      12,800         OM GROUP INC (b)                                               64,857         316,032
       2,400         OWENS ILL INC (b)                                              40,083          60,120
       1,100         PACKAGING CORP AMER                                            24,772          23,155
       2,450         PACTIV CORP (b)                                                22,665          52,871
       1,600         PEABODY ENERGY CORP                                            64,712          83,264
       2,100         PHELPS DODGE CORP                                              60,900         194,250
       3,086         PPG INDS INC                                                  144,348         193,677

See accompanying notes to financial statements     22            (continured)


                             CLEARWATER GROWTH FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005

    Face                                                                                                        Percent
   amount                                                         Coupon                        Market            of
 or shares                        Security                         rate          Cost          value (a)      net assets
-------------  ------------------------------------------------  ----------  --------------  --------------  --------------
   Materials (Cont'd):
       4,150         PRAXAIR INC                                           $       119,436         193,390
       3,631         RAYONIER INC                                                  119,297         192,552
       2,200         ROHM & HAAS CO                                                 78,122         101,948
      11,000         RPM INTL INC                                                  113,012         200,860
       1,200         SEALED AIR CORP NEW (b)                                        58,956          59,748
         200         SIGMA ALDRICH                                                  11,098          11,208
      18,200         SMURFIT STONE CONTAINER CORP (b)                              203,147         185,094
       3,600         SONOCO PRODS CO                                                74,519          95,400
       1,900         TEMPLE INLAND INC                                              57,570          70,585
       1,300         VULCAN MATLS CO                                                56,979          84,487
                                                                             --------------  --------------
                                                                                 4,895,735       7,013,555           3.31%
   Telecommunication services:
         700         ALAMOSA HOLDINGS INC (b)                                        9,800           9,730
       1,200         ALLTEL CORP                                                    66,936          74,736
       3,700         AMERICAN TOWER CORP (b)                                        34,854          77,774
      13,800         AT&T CORP                                                     271,938         262,752
      29,442         BELLSOUTH CORP                                                776,644         782,274
       7,450         CENTURYTEL INC                                                200,627         257,994
      11,525         CITIZENS COMMUNICATIONS CO                                     88,166         154,896
       1,100         CROWN CASTLE INTL CORP (b)                                     19,379          22,352
       4,153         LIBERTY GLOBAL INC (b)                                        156,581         193,835
      19,525         NEXTEL COMMUNICATIONS INC (b)                                 381,377         630,853
         600         NTL INC DEL (b)                                                26,690          41,052
      26,400         QWEST COMMUNICATIONS INTL INC (b)                              94,738          97,944
      46,337         SBC COMMUNICATIONS INC                                      1,115,126       1,100,504
      35,112         SPRINT CORP                                                   375,799         880,960
       1,300         TELEPHONE & DATA SYS INC                                       26,702          53,053
       1,300         TELEPHONE & DATA SYS INC                                       26,702          49,842
       1,225         UNITED STATES CELLULAR CORP (b)                                29,157          61,177
      41,700         VERIZON COMMUNICATIONS                                      1,547,937       1,440,735
      14,700         VODAFONE GROUP PLC NEW (d)                                    148,350         357,504
         400         WESTERN WIRELESS CORP (b)                                      15,208          16,920
                                                                             --------------  --------------
                                                                                 5,412,711       6,566,885           3.10%
   Utilities:
      19,186         AES CORP (b)                                                  265,922         314,267
         800         AGL RES INC                                                    22,424          30,920
         308         ALLETE INC                                                      8,794          15,369
       5,400         AMEREN CORP                                                   209,724         298,620
       2,300         AMERICAN ELEC PWR INC                                          71,652          84,801
       1,716         AQUA AMER INC                                                  48,771          51,034
       1,100         CENTERPOINT ENERGY INC                                         10,472          14,531
       1,400         CONSOLIDATED EDISON INC                                        61,145          65,576
       1,200         CONSTELLATION ENERGY GROUP INC                                 47,649          69,228
       3,100         DOMINION RES INC VA NEW                                       192,790         227,509
       2,300         DTE ENERGY CO                                                  84,036         107,571
      15,600         DUKE ENERGY CO                                                252,328         463,788
       9,425         EDISON INTL                                                   108,441         382,184
       9,400         ENTERGY CORP NEW                                              184,383         710,170
       9,024         EXELON CORP                                                   368,421         463,202
       3,200         FIRSTENERGY CORP                                              123,727         153,952
       3,000         FPL GROUP INC                                                 112,800         126,180
         800         GREAT PLAINS ENERGY INC                                        19,079          25,512
       2,200         KEYSPAN CORP                                                   55,617          89,540
         900         NATIONAL FUEL GAS CO N J                                       20,790          26,019
       6,900         NISOURCE INC                                                  111,901         170,637
       2,400         OGE ENERGY CORP                                                43,344          69,456
       8,200         PEOPLES ENERGY CORP                                           334,284         356,372
         828         PEPCO HLDGS INC                                                16,557          19,822
       9,800         PG&E CORP                                                     131,785         367,892
       1,700         PIEDMONT NAT GAS INC                                           40,766          40,834
       2,400         PINNACLE WEST CAP CORP                                         71,637         106,680
         425         PPL CORP                                                       13,588          25,237

See accompanying notes to financial statements     23            (continured)


                             CLEARWATER GROWTH FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005

    Face                                                                                                        Percent
   amount                                                         Coupon                        Market            of
 or shares                        Security                         rate          Cost          value (a)      net assets
-------------  ------------------------------------------------  ----------  --------------  --------------  --------------
   Utilities (Cont'd):
       2,150         PROGRESS ENERGY INC                                   $        65,685          97,266
       3,000         PUBLIC SVC ENTERPRISE GROUP                                   171,990         182,460
       7,350         PUGET ENERGY INC                                              149,926         171,843
       2,900         QUESTAR CORP                                                   66,188         191,110
       2,700         RELIANT ENERGY INC (b)                                         24,085          33,426
       8,600         SOUTHERN CO                                                   176,010         298,162
       7,600         TECO ENERGY INC                                                90,842         143,716
      11,000         TXU CORP                                                      199,672         913,990
       3,000         UGI CORP NEW                                                   48,600          83,700
      18,575         WISCONSIN ENERGY CORP                                         358,161         724,425
      12,125         XCEL ENERGY INC                                               108,918         236,680
                                                                             --------------  --------------
                                                                                 4,492,905       7,953,680           3.76%
Rights/Warrants:
       4,286         LUCENT TECHNOLOGIES INC (b)                                         0           3,300
                                                                             --------------  --------------
                                                                                         0           3,300           0.00%
Cash equivalents:
2,156,066.96         SSGA MONEY MARKET FUND                          2.883       2,156,067       2,156,067           1.02%
                                                                             --------------  --------------  --------------
                               Grand total (c)                             $   130,070,828     213,164,846         100.65%
                                                                             ==============  ==============  ==============

Notes to investments in securities:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)  Currently non-income producing assets.

(c)  At  June  30,  2005,   the  cost  for  Federal   income  tax  purposes  was
     $130,070,828. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                 Gross unrealized appreciation                $ 84,963,318
                 Gross unrealized depreciation                  (1,869,300)
                                                             --------------
                           Net unrealized appreciation        $ 83,094,018
                                                             ==============

(d) Foreign security values are stated in U.S. dollars. As of June 30, 2005, the value of foreign securities represented 0.62% of net assets.


See accompanying notes to financial statements     24            (continured)

                Clearwater Growth Fund Portfolio Diversification
                        (as a percemtage of Net assets)

[GRAPHIC OMITTED]

Consumer Discretionary                          13%
Consumer Staples                                8%
Energy                                          8%
Financials                                      21%
Healthcare                                      13%
Industrials                                     12%
Information Technology                          14%
Materials                                       3%
Telecom                                         3%
Utilities                                       4%
Cash                                            1%

                            CLEARWATER SMALL CAP FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2005

     Face                                                                                                        Percent
    amount                                                           Coupon                         Fair            of
  or shares        Security                                           rate         Cost          value (a)      net assets
---------------  -------------------------------------------------  ---------  --------------  ---------------  -----------
  Common stocks:
   Consumer discretionary:
        67,650          AQUANTIVE INC (b)                                    $       657,285        1,198,758
        40,000          ASHWORTH INC (b)                                             336,789          360,400
        70,800          BOMBAY COMPANY INC (b)                                       394,274          403,560
       175,650          CHARLOTTE RUSSE HLDG INC (b)                               2,000,439        2,188,599
        29,000          GAMESTOP CORP                                                547,537          948,590
        90,200          GENESCO INC (b)                                            2,061,668        3,345,518
       234,900          HARTMARX CORP (b)                                          1,287,915        2,365,443
       154,900          LA QUINTA CORP (b)                                           820,046        1,445,217
        24,800          NOBLE INTL LTD                                               465,364          584,040
        39,900          OXFORD INDS INC                                            1,473,289        1,717,695
       132,350          PEP BOYS MANNY MOE & JACK                                  2,000,554        1,792,019
        45,428          RC2 CORP (b)                                               1,264,241        1,706,730
        80,200          RUSH ENTERPRISES INC (b)                                     977,685        1,075,482
        59,250          RUSH ENTERPRISES INC (b)                                     787,020          790,395
        62,100          STAGE STORES INC (b)                                       1,512,359        2,707,560
        65,000          TOO INC (b)                                                1,566,126        1,519,050
        37,900          WEST MARINE INC (b)                                          791,236          684,474
                                                                               --------------  ---------------
                                                                                  18,943,828       24,833,530       11.58%
   Consumer staples:
        53,972          CCA INDS INC                                                 563,651          512,194
        33,450          CHIQUITA BRANDS INTL INC                                     538,898          918,537
        35,650          SANFILIPPO JOHN B & SON INC (b)                              760,644          822,089
                                                                               --------------  ---------------
                                                                                   1,863,193        2,252,820        1.05%
   Energy:
        50,950          DENBURY RES INC (b)                                          819,445        2,026,282
        42,500          EDGE PETE CORP DEL (b)                                       609,829          663,850
        40,900          FOREST OIL CORP (b)                                        1,023,868        1,717,800
         8,000          LUFKIN INDS INC                                              137,507          287,840
        55,000          NEWPARK RES INC (b)                                          344,062          412,500
       144,950          OIL STATES INTL INC (b)                                    2,199,774        3,648,392
        76,900          PIONEER DRILLING CO (b)                                      989,203        1,173,494
        60,650          REMINGTON OIL GAS CORP (b)                                 1,137,562        2,165,205
       114,250          SUPERIOR ENERGY SVCS INC (b)                               1,239,601        2,033,650
        28,950          TSAKOS ENERGY NAVIGATION LTD (d)                             773,104        1,122,392
        37,900          UNIVERSAL COMPRESSION HLDGS (b)                            1,356,597        1,373,496
                                                                               --------------  ---------------
                                                                                  10,630,553       16,624,900        7.75%
   Financials:
        35,800          ACE CASH EXPRESS INC (b)                                     844,693          915,048
        45,000          AMERICAN EQUITY INVT LIFE                                    487,452          534,600
        43,000          BEVERLY HILLS BANCORP DE                                     443,568          470,850
        31,700          COMPUCREDIT CORP (b)                                         733,753        1,086,676
       257,500          EAGLE HOSPITALITY PPTYS TR INC                             2,467,812        2,345,825
       177,960          ENCORE CAP GROUP INC (b)                                   2,868,939        3,025,320
        11,000          FIDELITY SOUTHN CORP NEW                                     165,791          169,950
        38,800          FIRST CMNTY BANCORP CALIF                                  1,324,493        1,843,000
        19,500          FIRST PL FINL CORP DEL                                       397,446          391,755
        16,500          GRAMERCY CAP CORP                                            296,383          403,590
        40,250          GREATER BAY BANCORP                                          837,961        1,061,393
       250,000          JAMESON INNS INC (b)                                         481,000          577,500
        30,000          JEFFERSON BANCSHARES INC TENN                                394,500          384,000
       204,880          MFA MTG INVTS INC                                          1,887,989        1,526,356
       120,900          ONE LIBRTY PROPERTIES INC                                  2,008,630        2,503,839
        28,250          PROVIDENT BANKSHARES CORP                                    838,266          901,458
        40,650          REINSURANCE GROUP AMER INC                                 1,262,973        1,890,632
        47,250          SOUTHERN CT BANCORP INC                                      382,861          373,275
        30,000          SUSSEX BANCORP                                               427,500          429,900
        16,132          TRUSTMARK CORP                                               451,372          472,022
       118,922          W HLDG CO INC                                              1,119,719        1,215,383
        31,000          WINDROSE MED PPTYS TR                                        358,995          434,930
         8,800          WINTRUST FINL CORP                                           425,367          460,680
        57,050          IPC HOLDINGS LTD BERMUDA (d)                               1,612,445        2,260,321
                                                                               --------------  ---------------
                                                                                  22,519,908       25,678,302       11.97%
See accompanying notes to financial statements     26              (continured)



                            CLEARWATER SMALL CAP FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2005
     Face                                                                                                        Percent
    amount                                                           Coupon                         Fair            of
  or shares        Security                                           rate         Cost          value (a)      net assets
---------------  -------------------------------------------------  ---------  --------------  ---------------  -----------
   Healthcare:
        64,360          ALLIED HEALTHCARE INTL INC (b)                       $       414,126          455,669
        80,900          ANDRX CORP DEL (b)                                         1,681,404        1,643,079
       101,900          ANGIOTECH PHARMACEUTICALS INC (b)                          1,756,057        1,412,334
        32,500          BENTLEY PHARMACEUTICALS INC                                  331,925          355,875
       258,576          BIOSCRIP INC (b)                                           1,657,929        1,551,456
       271,350          DRAXIS HEALTH INC (b)                                      1,180,039        1,348,610
        23,000          FIRST HORIZON PHARMACEUTICAL (b)                             439,186          437,920
        85,000          HARVARD BIOSCIENCE INC (b)                                   376,083          266,900
       123,700          HEALTHTRONICS INC (b)                                      1,078,969        1,606,863
       640,300          HOOPER HOLMES INC                                          2,457,855        2,657,245
        84,750          K V PHARMACEUTICAL COMPANY (b)                             1,460,436        1,419,563
        52,000          KENDLE INTL INC (b)                                          410,195          787,800
        44,200          KINDRED HEALTHCARE INC                                     1,258,639        1,750,762
        30,000          LIFECORE BIOMEDICAL INC (b)                                  283,954          327,000
        18,640          LIFEPOINT HOSPS INC (b)                                      793,118          941,693
        25,000          MATRIXX INITIATIVES INC (b)                                  294,990          275,000
       487,400          NORTH AMERN SCIENTIFIC INC (b)                             3,227,954        1,018,666
        26,250          OPTION CARE INC                                              228,852          370,125
        62,489          ORTHOLOGIC CORP (b)                                          171,258          241,832
        72,500          PERRIGO CO                                                 1,191,736        1,010,650
        17,800          PHARMACEUTICAL PROD DEV INC (b)                              506,232          834,108
       206,150          QLT INC (b)                                                3,081,803        2,148,083
        32,500          SCHICK TECHNOLOGIES INC (b)                                  437,965          731,250
        26,900          STERIS CORP                                                  541,918          693,213
        48,900          VITAL IMAGES INC (b)                                         494,745          877,755
        63,450          WEST PHARMACEUTICAL SVCS INC                               1,589,805        1,779,773
                                                                               --------------  ---------------
                                                                               --------------  ---------------
                                                                                  27,347,175       26,943,223       12.56%
   Industrials:
       130,000          24 / 7 REAL MEDIA INC (b)                                    445,568          531,700
        17,900          ALAMO GROUP INC                                              321,294          334,193
        94,450          ARMOR HLDGS INC (b)                                        3,578,293        3,741,165
       172,300          BELDEN CDT INC                                             3,575,164        3,652,760
        15,000          CIRCOR INTL INC                                              348,618          370,050
       131,900          COVENANT TRANS INC (b)                                     2,125,815        1,741,080
        37,500          CPI AEROSTRUCTURES INC (b)                                   386,090          337,500
        50,972          DONNELLEY R R & SONS CO                                      771,766        1,759,044
        12,100          DYNAMEX INC (b)                                              174,615          206,184
        45,250          ELKCORP                                                    1,340,927        1,291,888
        32,500          ENCORE WIRE CORP                                             395,981          376,675
        23,000          ENNIS INC                                                    438,814          416,760
       267,100          FRONTIER AIRLS INC NEW (b)                                 2,504,098        2,759,143
        11,250          GEHL CO (b)                                                  223,664          438,075
        37,500          GENERALE CABLE CORP DEL NEW (b)                              473,843          556,125
        12,500          GEO GROUP INC (b)                                            278,076          313,125
        40,000          GLOBAL PWR EQUIP GROUP INC (b)                               353,156          318,000
       141,350          GRIFFON CORP (b)                                           2,789,073        3,137,970
        43,971          HARDINGE INC                                                 485,880          617,793
        26,850          HARLAND JOHN H CO                                            755,081        1,020,300
        59,400          ICT GROUP INC (b)                                            486,514          617,760
        32,100          IMAGISTICS INTL INC (b)                                    1,023,263          898,800
        20,000          INTERSECTIONS INC (b)                                        198,003          233,800
       263,500          INTL SHIPPING ENTERPRISES INC (b)                          1,546,902        1,501,950
        46,850          LABOR READY INC (b)                                          393,974        1,092,074
        32,300          LYDALL INC (b)                                               309,578          278,426
        43,600          MILLER INDS INC TENN (b)                                     527,649          561,568
       116,726          P A M TRANSN SVCS INC (b)                                  2,254,997        1,962,164
       125,650          PACER INTL INC TN (b)                                      2,477,953        2,737,914
       176,950          PERINI CORP (b)                                            2,432,971        2,905,519
        20,075          SUPERIOR ESSEX INC (b)                                       343,461          355,528
        39,250          TELEFLEX INC                                               1,756,579        2,330,273
        30,000          TRC COS INC (b)                                              325,363          352,200
        50,000          TVI CORP NEW (b)                                             216,748          196,500
                                                                               --------------  ---------------
                                                                                  36,059,769       39,944,003       18.62%

See accompanying notes to financial statements     27              (continured)



                            CLEARWATER SMALL CAP FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2005
     Face                                                                                                        Percent
    amount                                                           Coupon                         Fair            of
  or shares        Security                                           rate         Cost          value (a)      net assets
---------------  -------------------------------------------------  ---------  --------------  ---------------  -----------
   Information technology:
        35,150          ANALOGIC CORP                                        $     1,556,294        1,768,748
        45,450          ARBITRON INC                                               1,727,661        1,949,805
       218,500          ARRIS GROUP INC (b)                                        1,020,160        1,903,135
       189,700          BROOKTROUT INC (b)                                         1,425,911        2,117,052
        95,750          C COR NET CORPORATION (b)                                    662,175          655,888
        49,700          CAPTIVA SOFTWARE CORP DEL (b)                                446,808          717,668
        33,000          CASCADE MICROTECH INC (b)                                    430,152          481,800
        88,900          CATAPULT COMMUNICATIONS CORP (b)                           1,301,625        1,516,634
       254,750          CREDENCE SYSTEMS CORP (b)                                  2,410,810        2,305,488
        36,500          DIGITAS INC (b)                                              268,056          416,465
       190,900          ENTEGRIS INC (b)                                           1,902,806        1,889,910
        52,000          EPICOR SOFTWARE CORP (b)                                     675,792          686,400
       147,900          FOUNDRY NETWORKS INC (b)                                   1,451,458        1,276,377
       159,300          GENESIS MICROCHIP INC DEL (b)                              2,173,504        2,940,678
        77,350          HELIX TECHNOLOGY CORP                                      1,165,452        1,027,208
       150,000          INDUS INTL INC (b)                                           331,800          369,000
        93,000          INFOCUS CORP (b)                                             669,592          385,020
        88,500          INNOVEX INC (b)                                              403,680          303,555
       248,009          INTEGRATED DEVICE TECHNOLOGY (b)                           2,903,611        2,666,097
        11,350          INTERMAGNETICS GEN CORP                                      181,493          349,126
        74,600          INTEVAC INC (b)                                              403,780          781,062
        55,000          LIONBRIDGE TECHNOLOGIES INC (b)                              348,579          372,900
        52,000          MAGMA DESIGN AUTOMATION INC (b)                              432,542          434,720
        81,000          MICROTUNE INC DEL (b)                                        265,534          406,215
        82,500          MIND CTI                                                     356,901          231,000
       192,650          MPS GROUP INC (b)                                          1,616,794        1,814,763
       107,800          NETGEAR INC (b)                                            1,621,589        2,005,080
        47,500          NETIQ (b)                                                    506,954          539,125
       204,100          QUOVADX INC (b)                                              329,749          563,316
        61,300          RADISYS CORP (b)                                             788,586          989,995
        30,000          RADYNE COMSTREAM INC (b)                                     275,093          260,250
       192,405          REMEC INC (b)                                              1,193,246        1,231,392
        39,500          SBS TECHNOLOGIES INC (b)                                     426,827          366,560
        30,000          SEMITOOL INC (b)                                             295,333          286,200
       112,000          SIMPLETECH INC (b)                                           524,862          428,960
        35,000          SIRF TECHNOLOGY HLDGS INC (b)                                365,901          618,800
       267,150          SKYWORKS SOLUTIONS INC (b)                                 2,157,921        1,968,896
       112,300          SYPRIS SOLUTIONS INC                                       1,313,040        1,389,151
        38,750          TECHTEAM GLOBAL INC (b)                                      518,077          505,300
        98,400          TRIDENT MICROSYSTEMS INC (b)                               1,031,567        2,232,696
        99,250          TRIZETTO GROUP INC (b)                                       631,926        1,390,493
       131,450          VIASAT INC (b)                                             2,310,537        2,672,379
        39,000          ZYGO CORP (b)                                                407,332          382,200
                                                                               --------------  ---------------
                                                                                  41,231,506       47,597,504       22.17%
   Materials:
        91,750          AIRGAS INC                                                 2,051,423        2,263,473
        12,750          BALCHEM CORP                                                 242,505          383,138
        20,000          BRUSH ENGINEERED MATLS INC (b)                               300,292          285,200
        33,500          CASTLE A M CO (b)                                            504,425          517,910
        54,950          CLEVELAND CLIFFS INC                                       1,991,344        3,173,912
        93,300          COMMERCIAL METALS CO                                       1,749,214        2,222,406
        38,900          EAGLE MATLS INC                                            2,664,296        3,601,751
        25,000          NN INC                                                       322,942          317,000
        29,300          NORTHWEST PIPE CO (b)                                        632,169          681,225
                                                                               --------------  ---------------
                                                                                  10,458,610       13,446,014        6.27%
   Utilities:
        39,700          CONNECTICUT WTR SVC INC                                      722,679          992,103
        46,400          GREAT PLAINS ENERGY INC                                    1,158,407        1,479,696
        68,175          MDU RES GROUP INC                                          1,313,450        1,920,490
        56,100          ONEOK INC NEW                                              1,072,375        1,831,665
       106,200          SEMCO ENERGY INC (b)                                         594,144          636,138
                                                                               --------------  ---------------
                                                                                   4,861,055        6,860,092        3.20%

See accompanying notes to financial statements     28              (continured)



                            CLEARWATER SMALL CAP FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2005
     Face                                                                                                        Percent
    amount                                                           Coupon                         Fair            of
  or shares        Security                                           rate         Cost          value (a)      net assets
---------------  -------------------------------------------------  ---------  --------------  ---------------  -----------
Rights/Warrants:
   Industrials:
       291,350          INTL SHIPPING ENTERPRISES INC (b)                    $        29,160          233,080
                                                                               --------------  ---------------
                                                                                      29,160          233,080        0.11%
Corporate Bonds:
   Healthcare:
        52,871          DEL GLOBAL TECHNOLOGIES CORP (b)
                          MATURING MARCH 28, 2007, ZERO COUPON  (e)    6.000          30,823           35,069
                                                                               --------------  ---------------
                                                                                      30,823           35,069        0.02%
Cash equivalents:
    10,375,924          SSGA MONEY MARKET FUND                         2.883      10,375,924       10,375,924        4.84%
                                                                               --------------  ---------------  -----------

                                  Grand Total (c)                            $   184,351,504      214,824,460      100.14%
                                                                               ==============  ===============  ===========

Notes to Investments in Securities
(a) Securities are valued in accordance with procedures described in note 2 to the December 31, 2004 financial statements.
(b)  Currently non-income producing assets.
(c)  At  June  30,  2005,   the  cost  for  Federal   income  tax  purposes  was
     $184,351,504. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:
                   Gross unrealized appreciation               $    38,066,695
                   Gross unrealized depreciation                    (7,593,739)
                                                                 --------------
                              Net unrealized appreciation      $    30,472,956
                                                                 ==============
(d) Foreign security values are stated in U.S. dollars. As of June 30, 2005, the value of foreign securities represented 1.56% of net assets.
(e)  For  zero  coupon  bonds,  the  interest  rate  disclosed   represents  the
     annualized effective yield on the date of acquisition.






See accompanying notes to financial statements     29              (continured)

               Clearwater Small Cap Fund Portfolio Diversification
                        (as a percemtage of Net assets)

[GRAPHIC OMITTED]

Consumer Discretionary                          12%
Consumer Staples                                1%
Energy                                          8%
Financials                                      12%
Healthcare                                      12%
Industrials                                     19%
Information Technology                          22%
Materials                                       6%
Telecom                                         0%
Utilities                                       3%
Cash                                            5%

                        CLEARWATER TAX EXEMPT BOND FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005


 Face                                                                                                        Percent
 Amount                                                  Maturity      Coupon                 Market         of
 or shares        Security                               date          rate     Cost          Value (a)      net assets
--------------    -------------------------------------  -----------  -------  ------------- -------------   -------------

                Closed-end funds:
       37,000     BLACKROCK INSD MUN 2008                                  - $      537,360       596,440
          300     VAN KAMPEN MERRITT ADVANTAGE                             -          4,338         4,488
          500     VAN KAMPEN MERRITT VALUE MUN                             -          6,655         6,895
                                                                               ------------- -------------
                                                                                    548,353       607,823           0.30%

                Municipal bonds:
      950,000     ABILENE TX HLTH FACS DEV CORP          11/15/2028    5.250        950,049       951,311
      190,000     AKRON OH CTFS PARTN                     12/1/2007    6.500        200,679       202,299
      220,000     AKRON OH CTFS PARTN                     12/1/2016    6.900        202,222       233,405
      200,000     ALABAMA SPL CARE FACS FING              11/1/2019    5.000        211,678       212,540
      995,000     ALASKA ST HSG FIN CORP        ( c )     12/1/2017    6.239        465,312       489,052
      300,000     ALBANY NY INDL DEV AGY CIVIC             5/1/2016    6.500        300,000       302,403
      500,000     ALEXANDRIA VA REDEV & HSG AUTH          10/1/2029    6.125        530,364       532,145
      300,000     ALLEGHENY CNTY PA HOSP DEV               4/1/2008    3.300        296,503       297,030
      340,000     ALLEGHENY CNTY PA HOSP DEV               4/1/2009    3.500        334,137       336,484
      350,000     ALLEGHENY CNTY PA HOSP DEV               4/1/2010    3.875        342,202       350,966
      400,000     ALLEGHENY CNTY PA HOSP DEV               4/1/2007    3.100        397,638       396,652
      495,000     ALLEGHENY CNTY PA RSDTL MTG RE          10/1/2036    6.350        516,128       495,371
      280,000     ALTAMONTE SPRINGS FL HLTH FACS         11/15/2018    5.125        286,340       282,170
      250,000     ANCHORAGE AK ELEC UTIL REV               2/1/2026    5.500        257,930       256,983
      800,000     ARIZONA HEALTH FACS AUTH REV           11/15/2009    6.500        800,000       828,344
      500,000     AUSTIN TX CONV ENTERPRISES               1/1/2023    6.000        521,723       541,360
      500,000     AUSTIN TX CONVENTION ENTERPRIS           1/1/2016    6.375        503,636       532,595
       50,000     AUSTIN TX UTIL SYS REV                  5/15/2018    5.250         50,168        50,097
      310,000     BADGER TOB ASSET SECURITIZATIO           6/1/2027    6.125        312,190       329,242
      635,000     BADGER TOB ASSET SECURITIZATIO           6/1/2017    6.000        664,280       671,728
       50,000     BAY AREA GOVT ASSOC CA REV             12/15/2014    6.000         51,784        51,282
      125,000     BEAUMONT TX HSG AUTH MLT FAM            11/1/2010    6.750        120,842       117,453
      550,000     BEAVER CNTY PA POLLUTN CTL REV           5/1/2020    7.750        578,033       571,060
      755,000     BELLEFONTAINE OH HOSP REV               12/1/2013    6.000        769,462       761,863
      190,000     BENTON HARBOR MI CHARTER                 5/1/2009   10.000        190,000       188,149
      550,000     BEVERLY HILLS CA PUB FIN AUTH            6/1/2023    5.000        554,228       569,509
      540,000     BEXAR CNTY TX HSG FIN CORP MF           9/15/2021    8.750        540,000       518,076
      650,000     BEXAR CNTY TX HSG FIN CORP MF            8/1/2030    8.125        625,657       589,212
      800,000     BEXAR CNTY TX HSG FIN CORP MF            4/1/2030    9.000        799,353       780,856
    1,040,000     BEXAR CNTY TX HSG FIN CORP MF            6/1/2031   10.500      1,040,000     1,023,911
    1,155,000     BEXAR CNTY TX HSG FIN CORP MF           12/1/2036    9.250      1,126,100     1,136,855
      470,000     BEXAR CNTY TX REV                       8/15/2022    5.750        503,314       505,518
      750,000     BIRMINGHAM BAPTIST MED CTR AL           8/15/2023    5.500        763,655       751,395
      500,000     BIRMINGHAM SOUTHERN COLLEGE AL          12/1/2019    5.350        506,352       508,335
      700,000     BRISTOL CT RES RECOVERY FAC              7/1/2014    6.500        746,927       714,063
      250,000     BROADVIEW IL TAX INCREMENT               7/1/2007    5.000        252,556       252,940
      125,000     BROWNSVILLE TX     ( c )                2/15/2011    4.887         94,694        92,613
      185,000     BULLHEAD CITY AZ SPL ASSMT               1/1/2010    6.100        186,920       187,531
      200,000     CALEXICO CA CMNTY REDEV AGY              8/1/2026    5.375        208,471       215,684
      390,000     CALIFORNIA CMNTYS HSG FIN AGY            8/1/2011    5.000        388,258       398,791
      590,000     CALIFORNIA CMNTYS HSG FIN AGY           10/1/2011    5.000        588,648       603,611
      645,000     CALIFORNIA CMNTYS HSG FIN AGY           12/1/2011    5.000        643,491       656,933
      210,000     CALIFORNIA CNTY                          6/1/2023    5.625        200,085       211,905
    1,115,000     CALIFORNIA CNTY CALIF TOB                6/1/2019    4.750      1,073,711     1,134,368
      500,000     CALIFORNIA HEALTH FACS FING              8/1/2027    5.125        522,050       527,930
       40,000     CALIFORNIA ST                           10/1/2020    5.250         41,220        40,619
      125,000     CALIFORNIA ST                           10/1/2020    5.250        128,813       127,104
      500,000     CALIFORNIA ST DEPT WTR RES               7/1/2022    5.250        505,761       500,260
      120,000     CALIFORNIA ST DEPT WTR RES CEN          12/1/2027    5.375        125,792       125,396
      580,000     CALIFORNIA ST DEPT WTR RES CEN          12/1/2022    5.000        584,701       598,630
      650,000     CALIFORNIA ST ECONOMIC REC               7/1/2017    5.000        668,347       703,658
      200,000     CALIFORNIA ST PUB WKS LEASE              6/1/2019    5.500        203,963       202,228
      375,000     CALIFORNIA ST PUB WKS LEASE              6/1/2021    5.500        383,195       375,439
    2,000,000     CALIFORNIA ST PUB WKS LEASE              1/1/2017    5.500      2,110,574     2,067,200

See accompanying notes to financial statements     31               (continued)


                        CLEARWATER TAX EXEMPT BOND FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005


 Face                                                                                                        Percent
 Amount                                                  Maturity      Coupon                 Market         of
 or shares        Security                               date          rate     Cost          Value (a)      net assets
--------------    -------------------------------------  -----------  -------  ------------- -------------   -------------
      975,000     CALIFORNIA STATEWIDE CMNTYS              1/1/2012    5.625 $      975,000       975,507
    1,500,000     CALIFORNIA STATEWIDE CMNTYS             10/1/2020   11.000      1,500,000     1,548,690
      500,000     CALIFORNIA STWDE CMNTYS DEV              1/1/2024    5.350        508,339       505,820
      100,000     CAPITAL REGION CMNTY DEV DIST            5/1/2006    5.950         99,959       101,154
      400,000     CAPITAL TR AGY FL REV                   10/1/2007    8.500        400,000       417,544
      500,000     CAPITAL TR AGY FL REV                   10/1/2033    8.950        500,000       553,250
      500,000     CAPITAL TR AGY FLA MULTIFAMILY           6/1/2013    4.750        500,000       486,630
    1,000,000     CARVER CNTY MN HSG & REDEV               8/1/2027    5.875        946,230     1,035,850
      630,000     CEDAR RAPIDS IA PLTN CTL REV            11/1/2023    5.500        646,733       636,766
    1,130,000     CENTRAL FALLS RI DETENTION FAC          1/15/2009    6.000      1,130,000     1,132,136
      400,000     CHARTIERS VALLEY PA INDL                8/15/2012    5.000        396,434       412,160
      650,000     CHESAPEAKE VA HOSP AUTH HOSP             7/1/2016    4.250        638,758       640,731
      250,000     CHESTERFIELD CNTY VA INDL DEV            6/1/2017    5.875        258,142       275,725
      450,000     CHESTERFIELD CNTY VA INDL DEV            7/1/2019    5.200        407,496       467,204
      180,000     CHESTERFIELD MO REV                     4/15/2016    4.500        179,072       180,176
      835,000     CHICAGO IL                               1/1/2025    5.125        868,298       862,179
    1,500,000     CHICAGO IL                               1/1/2025    5.125      1,553,841     1,542,360
      150,000     CHICAGO IL MET HSG DEV CORP              7/1/2022    6.850        155,185       152,451
      100,000     CHICAGO IL OHARE INTL ARPT REV           1/1/2013    5.000        101,313       101,033
    2,500,000     CHICAGO IL OHARE INTL ARPT REV           1/1/2018    5.000      2,548,060     2,527,975
    1,000,000     CHICAGO IL TAX INCREMENT                12/1/2008    6.500        981,303     1,089,630
      500,000     CITIZEN POTAWATOMI NATION OK             9/1/2016    6.500        500,000       527,885
      250,000     CITY OF DEARBORN HEIGHTS BUILD          10/1/2027    5.150        259,360       251,230
      950,000     CLARK CNTY NV INDL DEV REV              10/1/2022    7.200        961,590       980,020
      500,000     CLARK CNTY NV POLLUTN CTL REV            6/1/2019    6.600        521,105       500,385
      745,000     CLAY CNTY IL HOSP REV                   12/1/2018    5.700        745,000       750,133
      500,000     CLEVELAND CUYAHOGA CNTY OH              5/15/2023    5.250        500,000       509,515
      275,000     COLORADO EDL & CULTURAL FACS            6/15/2012    4.625        269,407       270,628
      185,000     COLORADO HEALTH FACS AUTH REV            9/1/2025    6.125        194,083       189,168
      250,000     COLORADO HEALTH FACS AUTH REV           12/1/2007    6.200        258,418       257,778
      295,000     COLORADO HEALTH FACS AUTH REV           12/1/2008    4.400        292,231       303,124
      575,000     COLORADO HEALTH FACS AUTH REV           12/1/2010    6.250        582,100       643,184
    1,000,000     COLORADO HEALTH FACS AUTH REV           10/1/2027    5.900      1,015,325     1,086,830
      250,000     COLUMBUS IND SEW WKS REV                2/15/2009    7.125        260,139       255,063
      150,000     COMANCHE CNTY OK HOSP AUTH REV           7/1/2023    5.375        153,677       153,453
      500,000     CONCORDE ESTATES CMNTY DEV DIS           5/1/2011    5.000        497,482       504,625
      505,000     CONNECTICUT ST HLTH & EDL FAC           11/1/2012    5.875        512,993       510,171
      420,000     CONNECTICUT ST HLTH & EDL FACS          11/1/2012    5.875        425,785       423,049
      750,000     CONVERSE CNTY WY HOSP REV               12/1/2015    7.900        750,000       784,425
      250,000     CORALVILLE IA                            6/1/2018    5.000        247,640       265,830
      440,000     CORNING CA REV CTFS PARTN                3/1/2009    4.500        437,781       434,491
      275,000     COW CREEK BANK UMPQUA TRIBE              7/1/2012    5.100        262,930       278,262
    1,070,000     CROW FIN AUTH MINN TRIBAL PUR           10/1/2017    5.650      1,008,710     1,131,589
      500,000     CUYAHOGA CNTY OH HLTH CARE FAC         11/15/2018    7.250        534,809       531,875
      100,000     CUYAHOGA CNTY OH HOSP REV               1/15/2016    5.500        105,690       103,328
      400,000     DADE CNTY FL HLTH FAC HOSP REV          5/15/2021    5.250        405,822       400,672
      200,000     DADE CNTY FL PUB FACS REV                6/1/2023    5.250        203,494       200,336
      200,000     DADE CNTY FL SCH DIST                   2/15/2015    5.000        210,011       208,230
      340,000     DADE CNTY FL WTR & SWR SYS REV          10/1/2025    5.500        357,035       348,731
      270,000     DAKOTA CNTY MN HSG & REDEV              2/20/2032    6.875        281,215       290,164
      499,000     DALLAS TX HSG FIN CORP                 10/20/2032    6.750        515,667       544,519
      350,000     DAYTON OH ARPT REV                      12/1/2015    5.250        370,414       356,811
      750,000     DAYTON OH SPL FACS REV                   2/1/2018    5.625        804,961       803,640
      300,000     DECATUR TX HOSP AUTH HOSP REV            9/1/2007    4.125        300,000       301,086
      215,000     DELAWARE CNTY PA AUTH HOSP REV         12/15/2020    5.300        222,320       217,012
      875,000     DELAWARE CNTY PA AUTH HOSP REV         12/15/2005    3.000        877,543       875,473
      905,000     DELAWARE CNTY PA AUTH HOSP REV         12/15/2006    4.000        921,762       917,833
      500,000     DETROIT LAKES MN HSG & HEALTH            8/1/2034    4.250        500,000       501,780
    1,250,000     DIRECTOR ST NV DEPT BUSINESS           11/15/2014    6.000      1,232,323     1,303,025
      250,000     DISTRICT COLUMBIA REV                  11/15/2026    5.750        266,156       260,443
      390,000     DOUBLE BRANCH CMNTY DEV DIST             5/1/2008    5.125        389,133       393,533
       12,666     DREW CNTY AR PUB FACS BRD                8/1/2011    7.750         12,666        12,678

See accompanying notes to financial statements     32               (continued)


                        CLEARWATER TAX EXEMPT BOND FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005


 Face                                                                                                        Percent
 Amount                                                  Maturity      Coupon                 Market         of
 or shares        Security                               date          rate     Cost          Value (a)      net assets
--------------    -------------------------------------  -----------  -------  ------------- -------------   -------------
      680,000     EAGLE MOUNTAIN UT SPL ASSMT              2/1/2007    8.000 $      680,000       681,680
      800,000     EDEN PRAIRIE MN MLT FAM HSG             2/20/2043    6.200        876,175       873,304
      400,000     EL PASO TX HEALTH FACS DEV              8/15/2012    7.000        400,000       432,348
      500,000     ERIE CNTY OH HOSP FACS REV              8/15/2013    6.000        548,175       565,010
      500,000     ESTHERVILLE IA HOSP REV                  7/1/2020    6.300        512,493       549,075
      800,000     FIDDLERS CREEK CMNTY DEV DIST            5/1/2013    5.750        793,745       837,656
      235,000     FISHAWK CMNTY DEV DIST II               11/1/2007    5.000        234,479       237,641
      700,000     FLORIDA HSG FIN CORP REV                10/1/2030    5.750        736,044       741,587
      350,000     FLORIDA ST DIV BD FIN DEPT               7/1/2011    5.000        370,419       367,679
      200,000     FORT BEND VNTY TX MUN DIST NO            9/1/2015    5.900        205,609       200,942
      250,000     FORT WORTH TX                            3/1/2014    4.650        252,275       253,453
      250,000     FULCO GA HOSP AUTH ANTIC CTFS          11/15/2028    5.000        260,755       260,255
      500,000     GARDEN GROVE CA CTFS PARTN               8/1/2023    5.700        514,500       501,295
      330,000     GATEWAY SVCS CMNTY DEV DIST FL           5/1/2010    5.500        327,918       333,429
       20,000     GEORGIA MUN ELEC AUTH PWR REV  ( c )     1/1/2012    4.743         14,726        14,396
      280,000     GEORGIA MUN ELEC AUTH PWR REV  ( c )     1/1/2012    5.557        195,961       195,888
      500,000     GOLDEN ST TOB SECURIZATION COR           6/1/2016    5.250        508,206       501,225
      585,000     GROVE CITY PA AREA HOSP AUTH             7/1/2012    5.250        584,232       592,119
      500,000     HAWAII ST DEPT BUDGET & FIN            11/15/2009    6.750        500,000       530,865
      500,000     HAWAII ST DEPT BUDGET & FIN SP         11/15/2009    6.250        500,000       504,510
      960,000     HERITAGE ISLE AT VIERA CMNTY            11/1/2009    5.000        963,141       968,573
    3,225,000     HIGHLAND CNTY FL HEALTH FACS           11/15/2034    3.150      3,224,399     3,225,000
      150,000     HILLSBOROUGH CNTY FL                    10/1/2005    2.500        150,018       149,849
      250,000     HOUSTON TX                               6/1/2027    6.400        274,676       273,118
      250,000     HOUSTON TX HLTH FACS DEV CORP           2/15/2034    4.750        250,000       250,015
      350,000     HOUSTON TX HLTH FACS DEV CORP           2/15/2034    5.000        350,000       350,256
      850,000     HOUSTON TX HLTH FACS DEV CORP           2/15/2023    7.000        850,000       936,343
      110,000     IDAHO HEALTH FACS AUTH HOSP              8/1/2010    6.000        110,905       112,406
      120,000     IDAHO HEALTH FACS AUTH HOSP              8/1/2009    5.750        121,037       122,395
      120,000     IDAHO HEALTH FACS AUTH REV               3/1/2007    5.000        120,471       121,734
      170,000     ILLINOIS DEV FIN AUTH POLLUTN            2/1/2024    5.700        174,739       172,145
    1,000,000     ILLINOIS DEV FIN AUTH POLLUTN           8/15/2026    5.950      1,026,691     1,031,150
    1,300,000     ILLINOIS DEV FIN AUTH POLLUTN            3/1/2014    5.500      1,361,191     1,335,659
      250,000     ILLINOIS DEV FIN AUTH REV                7/1/2009    5.900        256,052       259,963
    3,000,000     ILLINOIS DEV FIN AUTH REV                7/1/2019    6.050      3,085,336     3,127,500
      500,000     ILLINOIS FIN AUTH STUDENT HSG            6/1/2007    5.000        516,881       512,145
      400,000     ILLINOIS HLTH FACS AUTH REV             12/1/2006    6.650        400,000       400,504
      500,000     ILLINOIS HLTH FACS AUTH REV             2/15/2019    6.000        508,242       506,105
      500,000     ILLINOIS HLTH FACS AUTH REV            11/15/2025    5.500        511,222       503,985
      305,000     ILLINOIS HSG DEV AUTH ELDERLY            1/1/2007    6.625        307,018       305,525
      250,000     ILLINOIS ST SALES TAX REV               6/15/2009    5.000        256,515       252,973
      150,000     INDIANA HLTH FAC FING AUTH REV          8/15/2018    5.000        127,144       151,538
      620,000     INDIANA HLTH FAC FING AUTH REV          8/15/2009    4.750        581,074       635,221
      300,000     INDIANA HLTH FAC HOSP REV                1/1/2023    6.000        312,100       300,384
      350,000     INDIANA HLTH FAC HOSP REV               2/15/2018    5.250        356,927       364,746
      750,000     INDIANA HLTH FAC HOSP REV                8/1/2008    6.000        764,289       796,853
      300,000     INDIANA TRANSN FIN AUTH HWY             12/1/2025    5.375        315,921       326,304
      300,000     INTERCOMMUNITY HOSP AUTH CA CT          11/1/2019    5.250        313,518       313,008
      200,000     INTERLOCKEN MT CIST CO                 12/15/2019    5.750        218,316       219,224
      250,000     INTERMOUNTAIN PWR AGY UT REV             7/1/2017    5.250        253,842       250,540
      200,000     IOWA FIN AUTH RETIREMENT CMNTY         11/15/2009    4.250        198,031       198,034
      200,000     IOWA FIN AUTH RETIREMENT CMNTY         11/15/2011    4.750        197,293       199,924
      250,000     JOHNSON CITY TN HEALTH & EDL            2/15/2009    4.500        247,927       249,278
      290,000     JOPLIN MO INDL DEV AUTH HEALTH          2/15/2008    4.000        294,757       293,764
      100,000     KANSAS CITY MO PORT AUTH FACS           10/1/2005    5.750        100,387       100,302
      100,000     LAMAR CNTY MS POLLUTN CTL REV           12/1/2006    4.850        101,606       100,792
      250,000     LEBANON CNTY PA HEALTH FACS            12/15/2008    4.000        250,000       251,030
      250,000     LEHIGH CNTY PA GEN PURP AUTH             4/1/2017    6.650        265,361       258,568
      300,000     LEWIS CNTY WA PUB HOSP DIST             12/1/2011    6.000        302,551       309,243
      500,000     LEWISVILLE TX COMBINATION CONT           9/1/2012    5.750        514,728       556,875
      185,000     LOMA LINDA CA HOSP REV                  12/1/2022    5.375        190,303       189,442
      800,000     LONG BEACH MISS URBAN RENEWAL            3/1/2026    8.000        800,000       400,496

See accompanying notes to financial statements     33               (continued)


                        CLEARWATER TAX EXEMPT BOND FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005


 Face                                                                                                        Percent
 Amount                                                  Maturity      Coupon                 Market         of
 or shares        Security                               date          rate     Cost          Value (a)      net assets
--------------    -------------------------------------  -----------  -------  ------------- -------------   -------------
      100,000     LOS ANGELES CA CMNTY REDEV AGY           7/1/2007    4.875 $      101,446       100,189
      270,000     LOS ANGELES CA WSTWTR SYS REV           11/1/2019    4.700        271,976       270,667
      400,000     LOUDOUN CNTY VA DEV INDL AUTH            8/1/2028    5.000        400,000       413,604
      530,000     LOUISIANA LOC GOVT ENVIR FACS           6/20/2028    8.000        530,000       513,517
      250,000     LOUISIANA PUB FACS AUTH REV             12/1/2015    6.500        260,895       257,525
    1,350,000     LOUISIANA PUB FACS AUTH REV             10/1/2011    6.250      1,205,023     1,347,084
      160,000     LUBBOCK TX HLTH FACS DEV CORP           1/20/2010    5.000        160,000       165,126
      235,000     LUBBOCK TX HLTH FACS DEV CORP           3/20/2012    5.000        235,000       247,725
      250,000     LUBBOCK TX HLTH FACS DEV CORP            7/1/2019    5.250        253,709       262,755
      250,000     LUBBOCK TX HLTH FACS DEV CORP            7/1/2023    5.000        252,316       256,405
      350,000     LUCAS CNTY OH HEALTH CARE FAC           8/15/2015    6.375        338,874       384,118
      500,000     MANCHESTER N H HSG & REDEV    ( c )      1/1/2020    5.248        234,725       252,740
      750,000     MANCHESTER N H HSG & REDEV    ( c )      1/1/2021    6.000        297,967       337,890
      250,000     MANCHESTER NH HSG & REDEV                1/1/2015    6.750        269,922       272,398
      720,000     MARICOPA CNTY AZ INDL DEV               11/1/2010    9.000        720,000       725,724
      145,000     MARTIN CNTY FL SPL ASSMT REV            11/1/2015    6.100        152,302       146,105
      550,000     MARYLAND ST HLTH HIGH EDL FACS           7/1/2019    5.750        572,281       550,000
      150,000     MASHANTUCKET WESTERN PEQUOT    ( c )     9/1/2009    6.300        115,828       125,927
      350,000     MASSACHUSETTS ST HLTH EDL FACS         11/15/2009    5.125        356,072       362,814
    1,000,000     MATTESON IL TAX INCREMENT REV           12/1/2009    4.250      1,000,000     1,004,770
      250,000     MCKEAN CNTY PA HOSP AUTH REV            10/1/2013    6.000        254,805       255,080
      115,000     MDAHO HEALTH FACS AUTH REV               3/1/2006    4.900        115,297       115,757
      205,000     MECKLENBURG CNTY NC INDL FACS           12/1/2009    5.250        208,386       205,375
       85,000     MEDITERRA NO CMNTY DEV DIST FL           5/1/2008    6.000         84,886        86,063
    1,925,000     MENDOTA HEIGHTS MN HSG MTG REV          11/1/2031    2.250      1,925,000     1,925,000
      855,000     MET GOVT NASHVILLE DAVIDSON TN      (b) 6/20/2036   10.000        855,000       686,026
      300,000     METROPOLITAN PIER & EXPO IL             6/15/2012    5.250        310,314       306,231
      900,000     MIAMI BEACH FL HLTH FACS HOSP          11/15/2008    6.125        900,000       956,790
      220,000     MICHIGAN ST HOSP FIN AUTH REV          11/15/2009    4.000        215,050       217,824
      700,000     MICHIGAN ST STRATEGIC FD                 6/1/2014    4.600        700,000       724,479
      330,000     MILWAUKEE WI REDEV AUTH REV              8/1/2015    5.125        325,766       331,082
      310,000     MISSISSIPPI HOSP EQUIP & FACS            1/1/2016    6.000        324,673       322,691
      750,000     MISSOURI ST DEV FIN BRD FACS             4/1/2015    6.000        750,000       810,555
      600,000     MONROE MCKEEN PLAZA HSG DEV LA           2/1/2012    6.800        604,533       612,684
       50,000     MONTGOMERY AL MED CLINIC BRD             3/1/2006    7.375         50,032        50,112
      500,000     MONTGOMERY AL MED CLINIC BRD             3/1/2015    7.000        508,257       501,250
      500,000     MONTGOMERY AL SPL CARE FACS              9/1/2022    5.375        530,572       529,865
      375,000     MONTGOMERY CNTY PA INDL DEV RE           2/1/2028    6.125        369,360       397,710
      650,000     MONTGOMERY CNTY PA INDL DEV RE           2/1/2014    5.375        644,492       662,272
      400,000     MORGAN CNTY COLO POLLUTN CTL             6/1/2012    5.500        403,272       400,936
      200,000     MOUNT CARBON MET DIST CO REV             6/1/2043    1.000              -             -
      800,000     MOUNT CARBON MET DIST CO REV             6/1/2043    7.000        800,000       800,000
      300,000     MOUNT DORA FL HEALTH FACS AUTH          8/15/2008    4.250        295,662       298,791
      200,000     MOUNT DORA FLA HEALTH FACS              8/15/2007    3.750        198,986       199,766
      520,000     MOUNTAIN REGL WTR SPL SVC DIST          12/1/2008    6.250        516,505       533,686
      200,000     NEBRASKA INVT FIN AUTH REV              12/1/2011    5.125        211,438       210,062
      140,000     NEW HAMPSHIRE HEALTH & ED                7/1/2011    5.000        141,222       144,539
      480,000     NEW HAMPSHIRE HEALTH & ED                7/1/2016    5.000        477,565       490,042
      250,000     NEW MEXICO HSG AUTH REGION               7/1/2017    6.000        250,000       251,888
       95,000     NEW MEXICO MTG FIN AUTH                  1/1/2026    6.950        100,368        96,955
      120,000     NEW YORK NY                              2/1/2017    5.750        131,101       123,544
      110,000     NEW YORK ST DORM AUTH REVS               2/1/2012    4.000        110,000       109,921
    1,500,000     NEW YORK ST DORM AUTH REVS               8/1/2024    5.750      1,586,588     1,553,850
      750,000     NEW YORK ST MED CARE FACS FIN           11/1/2020    5.375        770,204       763,598
      560,000     NORMAN OKLA REGL HOSP AUTH REV           9/1/2016    5.625        601,694       587,082
      650,000     NORTH CARLOINA MED CARE COMMN            9/1/2024    4.300        650,000       652,275
      345,000     NORTH CAROLINA MUN PWR AGY               1/1/2017    5.125        361,552       361,898
      500,000     NORTH CENT TX HLTH FAC DEV             11/15/2029    7.500        540,081       541,180
      750,000     NORTH CENT TX HLTH FAC DEV             11/15/2010    7.000        806,917       808,500
      250,000     NORTH FOREST INDPT SCH DIST             8/15/2012    6.125        266,657       254,330
      500,000     NORTH FOREST INDPT SCH DIST             8/15/2016    6.250        537,551       508,485
      620,000     NORTHERN TOB SECURITIZATION              6/1/2022    6.200        609,710       652,060

See accompanying notes to financial statements     34               (continued)


                        CLEARWATER TAX EXEMPT BOND FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005


 Face                                                                                                        Percent
 Amount                                                  Maturity      Coupon                 Market         of
 or shares        Security                               date          rate     Cost          Value (a)      net assets
--------------    -------------------------------------  -----------  -------  ------------- -------------   -------------
    1,000,000     NORTHRN CA PWR AGY PUB PWR REV           7/1/2009    5.000 $    1,012,108     1,001,320
      500,000     NORTHWEST TRAVIS CNTY RD DIST            9/1/2014    5.625        512,847       502,255
      500,000     OCEANSIDE CA CTFS PARTN                  8/1/2019    5.250        531,497       511,170
      565,000     OHIO ST AIR QUALITY DEV AUTH             1/1/2024    5.450        579,434       571,757
      400,000     OKLAHOMA DEV FIN AUTH HOSP              12/1/2023    5.125        392,272       418,056
    1,500,000     ONTERIE CTR HSG FIN CORP IL              7/1/2027    7.050      1,559,438     1,523,970
    1,500,000     ORANGE CNTY CA RECOVERY CTFS             7/1/2026    6.000      1,606,623     1,572,630
      575,000     ORANGE CNTY FL HLTH FACS AUTH            7/1/2009    4.625        575,000       577,398
      675,000     OREGON ST HEALTH HSG EDL AUTH          11/15/2026    8.000        705,739       702,736
      115,000     OREGON ST HSG & CMNTY SVCS DEP           7/1/2022    5.700        118,017       116,171
      300,000     ORLEANS LA LEVEE DIST                   11/1/2014    5.950        318,712       313,038
      330,000     ORLEANS PARISH LA SCH BRD     ( c )      2/1/2015    5.643        190,953       208,240
    1,000,000     PALM BEACH CNTY FL HLTH FACS           11/15/2020    5.625      1,030,742     1,033,800
       65,000     PALM BEACH FL HEALTH FACS              11/15/2029    5.125         65,650        66,468
      500,000     PALMER PLANTATION MUN UTIL DIS           9/1/2016    5.900        513,741       502,350
      850,000     PANTHER TRACE II FL CMNTY DEV           11/1/2010    5.000        856,053       857,744
    1,770,000     PARKLANDS LEE CMNTY DEV DIST             5/1/2011    5.125      1,770,816     1,787,293
       25,000     PARKLANDS WEST CMNTY DEV DIST            5/1/2006    6.000         24,979        25,284
      250,000     PEARLAND TX DEV AUTH TAX INC             9/1/2006    3.250        250,000       249,488
      250,000     PENNSYLVANIA INTRGVRNMNTL COOP          6/15/2021    5.000        258,287       264,030
      250,000     PENNSYLVANIA ST HIGHER EDL              1/15/2031    6.000        260,935       278,150
      500,000     PENNSYLVANIA ST HIGHER EDL              3/15/2030    5.750        516,962       541,975
      600,000     PENNSYLVANIA ST HIGHER EDL              1/15/2022    6.000        623,216       667,560
       75,000     PENNSYLVANIA ST HIGHER EDL FAC         11/15/2016    5.875         80,786        78,946
      110,000     PENNSYLVANIA ST HIGHER EDL FAC           1/1/2015    5.875        115,336       112,888
      235,000     PENNSYLVANIA ST HIGHER EDL FAC         11/15/2021    5.875        256,630       247,363
      325,000     PENNSYLVANIA ST HIGHER EDL FAC         11/15/2016    5.875        337,940       342,098
    1,000,000     PENNSYLVANIA ST HIGHER EDL FAC           1/1/2017    5.750      1,041,394     1,025,380
      750,000     PHOENIX AZ INDL DEV AUTH MTG             1/1/2016    6.250        728,480       774,390
      250,000     PHOENIX AZ STR & HWY USER REV            7/1/2011    6.250        259,065       251,020
      500,000     PIERCE CNTY WA                           8/1/2025    5.375        516,393       553,675
      500,000     PIMA CNTY AZ INDL                        2/1/2015    6.625        500,000       509,185
      200,000     PIMA CNTY AZ INDL DEV                  12/15/2016    5.250        197,445       202,598
      350,000     PIMA CNTY AZ INDL DEV AUTH               8/1/2012    6.250        350,000       354,564
      150,000     PIMA CNTY AZ INDL DEV AUTH ED            7/1/2012    5.000        149,552       150,747
      400,000     PIMA CNTY AZ INDL DEV AUTH ED            7/1/2019    6.875        400,000       410,240
    1,000,000     PIMA CNTY AZ INDL DEV AUTH ED            2/1/2015    7.250        996,341       976,380
      195,000     PIMA CNTY AZ INDL DEV AUTH REV           2/1/2014    6.375        195,000       197,361
    1,000,000     PINGREE GROVE VILLAGE IL                 3/1/2015    5.250        990,151     1,023,150
      225,000     PITT CNTY NC REV                        12/1/2010    5.375        239,999       234,466
    1,250,000     PLEASANTS CNTY WV POLL CTL               5/1/2015    6.150      1,338,797     1,275,638
      185,000     PLYMOUTH MN MULTIFAMILY HSG             6/20/2031    8.050        193,071       194,957
      750,000     PORT AUTH NY & NJ                       6/15/2030    5.750        774,780       758,535
    2,000,000     PORT EVERGLADES AUTH FL IMPT             9/1/2016    5.000      2,030,623     2,004,800
      250,000     PORTLAND ME HSG DEV CORP                 8/1/2021    5.700        250,000       251,745
      650,000     PORTLAND ME HSG DEV CORP                 8/1/2015    4.875        650,000       652,132
      200,000     PORTLAND OR HYDROELECTRIC PWR           10/1/2016    7.000        207,170       201,940
      150,000     PORTLAND ORE HYDROELECTRIC PWR          10/1/2016    7.000        157,223       156,383
      250,000     PRIVATE COLLEGES&UNIVS AUTH GA          10/1/2014    5.250        260,166       261,855
      500,000     PUERTO RICO COMWLTH AQDCT SWR            7/1/2019    5.000        515,298       516,180
      500,000     QUAKER HILL HSG CORP DE MLTFAM           8/1/2021    7.550        507,316       501,630
      250,000     RED RIVER AUTH TX POLLUTN CTL            7/1/2011    5.200        256,852       255,510
      750,000     REGIONAL WASTE SYS ME SLD WST            7/1/2006    6.250        771,994       765,075
      105,000     REUNION EAST CMNTY DEV DIST             11/1/2007    5.900        104,769       106,255
      565,000     RHODE ISLAND ST HLTH & ED BLDG          10/1/2012    5.600        579,371       568,780
    1,000,000     RICHARDSON TX HOSP AUTH REV             12/1/2028    5.625      1,043,155     1,038,840
      150,000     ROSELLE ILL MULTI FAM HSG REV            1/1/2025    7.000        152,265       153,231
    1,750,000     SACRAMENTO CNTY CA SANTN DIST           12/1/2027    5.875      1,862,291     1,789,725
      375,000     SAN DIEGO CA SWR REV                    5/15/2007    4.800        379,835       375,679
      225,000     SAN JOSE CA REDEV TAX ALLOCATN           8/1/2024    5.750        230,978       227,878
      500,000     SANDOVAL CNTY NM PROJ DEV                7/1/2015    7.750        500,000       523,585
    1,050,000     SHELBY CNTY TN HEALTH EDL HSG           12/1/2013    6.375      1,050,000     1,097,670

See accompanying notes to financial statements     35               (continued)


                        CLEARWATER TAX EXEMPT BOND FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005


 Face                                                                                                        Percent
 Amount                                                  Maturity      Coupon                 Market         of
 or shares        Security                               date          rate     Cost          Value (a)      net assets
--------------    -------------------------------------  -----------  -------  ------------- -------------   -------------
       80,000     SHELBY CNTY TN HLTH EDL & HSG   (b)      1/1/2026    6.600 $       80,128        67,770
      130,000     SHELBY CNTY TN HLTH EDL & HSG   (b)      1/1/2029    6.000          2,275         2,275
      150,000     SHELBY CNTY TN HLTH EDL & HSG   (b)      1/1/2019    5.350        134,966        75,531
      625,000     SHELBY CNTY TN HLTH EDL & HSG   (b)      1/1/2029    5.550        556,863       311,706
    1,000,000     SKOWHEGAN ME POLLUTN                    11/1/2013    5.900      1,003,397     1,010,860
      100,000     SNOHOMISH CNTY WA SCH DIST              12/1/2005    5.000        100,544       100,194
      400,000     SOUTH CAROLINA EDL FACS AUTH            10/1/2026    5.500        419,888       419,232
    1,000,000     SOUTH CAROLINA JOBS ECON DEV            10/1/2005    6.750        999,660     1,005,230
    3,000,000     SOUTH DAKOTA ST HEALTH                   7/1/2030    2.680      3,000,000     3,000,000
    2,000,000     SOUTH DAKTA ST HEATH & EDL FAC           7/1/2024    2.680      2,000,000     2,000,000
      400,000     SOUTH LA PORT COMMN PORT REV             4/1/2017    5.850        423,440       419,708
      305,000     SOUTH LAKE CNTY HOSP DIST FLA           10/1/2008    4.250        304,537       307,101
      630,000     SOUTH LAKE CNTY HOSP FL                 10/1/2013    5.500        629,582       668,877
      290,000     SOUTH TAHOE CA JT PWRS FING             10/1/2028    6.000        306,267       297,296
      250,000     SOUTHWESTERN IL DEV AUTH REV            8/15/2015    5.375        260,607       261,478
    1,500,000     SOUTHWESTERN IL DEV AUTH REV            8/15/2029    5.625      1,543,360     1,560,285
      190,000     SOUTHWESTERN ILL DEV AUTH REV            4/1/2010    6.000        186,582       188,089
    1,000,000     ST JOSEPH MO INDL DEV AUTH TAX          11/1/2019    5.100        984,949     1,012,750
      800,000     ST LOUIS CNTY MO HSG AUTH        (b)    11/1/2014    8.500        800,000       601,832
      990,000     STERLING HILL CMNTY DEV DIST            11/1/2010    5.500        985,490     1,000,346
    1,000,000     SUBURBAN MOBILITY AUTH REGL             2/15/2009    4.900        993,949     1,005,920
      500,000     SULLIVAN IN POLLUTN CTL REV              4/1/2019    7.100        513,319       500,380
      780,000     SULLIVAN IN POLLUTN CTL REV              4/1/2019    7.100        791,469       780,593
      285,000     SUNDANCE CMNTY FACS DIST AZ              7/1/2008    5.000        285,000       289,802
      600,000     SWEETWATER CNTY WY POLLUTN CTL          7/15/2026    6.050        640,449       625,974
      475,000     TAMPA FL REV                            12/1/2023    5.125        483,011       480,078
      160,000     TAOS CNTY NM GROSS RCPTS TAX            10/1/2009    3.500        158,127       156,770
      465,000     TARRANT CNTY TX HSG FIN CORP    (b)      6/1/2031   10.500        465,000        46,500
      260,000     TELLER CNTY CO CTFS PARTN               12/1/2009    5.500        271,199       272,683
      310,000     TEXAS ST AFFORDABLE HSG CORP            10/1/2008    4.100        310,000       319,384
      210,000     TEXAS ST DEPT HSG & CMNTY                7/1/2026    6.450        210,110       216,443
      250,000     TEXAS ST DEPT HSG & CMNTY                7/1/2016    6.350        259,092       258,045
      800,000     TEXAS STUDENT HSG AUTH REV    (b)        1/1/2033   11.000        800,000        77,600
      250,000     TEXAS WTR DEV BRD REV                   7/15/2018    5.125        260,369       257,453
      900,000     THOUSAND OAKS CMNTY DEV DIST             5/1/2035    5.350        897,750       904,023
      250,000     TOBACCO SETTLEMENT FING CORP             6/1/2026    5.500        246,177       256,718
      500,000     TOBACCO SETTLEMENT FING CORP             6/1/2014    5.500        543,789       544,050
      560,000     TOBACCO SETTLEMENT FING CORP             6/1/2019    4.375        511,638       567,661
      425,000     TOBACCO SETTLEMENT REV MGMT             5/15/2022    6.000        425,820       450,330
    1,000,000     TODD CREEK FARMS MET DIST NO 1          12/1/2009    4.750        990,167       996,620
    1,500,000     TOMBALL TX HOSP AUTH REV                 7/1/2023    6.125      1,515,616     1,522,200
      840,000     TRAVIS CNTY TX HSG FIN CORP              6/1/2035    9.250        840,000       500,531
      200,000     UNIVERSITY CITY MO INDL DEV AU         12/20/2030    6.000        211,733       205,040
    1,000,000     UNIVERSITY FL RESH FNDTN INC             9/1/2033    5.125      1,035,860     1,056,520
      500,000     VALLEY VIEW HOSP AUTH OK REV            8/15/2014    6.000        525,221       521,335
      235,000     VERMONT EDL & HLTH BLDGS AGY            6/15/2007    4.375        234,865       235,310
      300,000     VERRADO CMNTY FACS DIST NO 1            7/15/2013    6.000        300,000       330,819
      180,000     VISTA LAKES CMNTY DEV DIST FL            5/1/2008    5.800        179,642       182,113
      250,000     VISTANCIA CMNTY FACS DIST AZ            7/15/2008    4.150        250,000       249,438
      750,000     WASHINGTON CNTY PA AUTH REV             12/1/2029    6.150        798,633       802,103
      500,000     WASHINGTON ST NONPROFIT HSG              7/1/2027    6.125        528,281       517,140
      750,000     WAUKESHA WI REDEV AUTH REV              6/20/2043    8.000        750,000       758,340
      225,000     WELL AUGMENTATION SUBDIST CENT           3/1/2007    3.875        225,000       223,745
      300,000     WESTCHESTER CNTY NY INDL DEV             7/1/2006    5.500        301,504       302,172
      350,000     WESTCHESTER TOBACCO ASSET                6/1/2021    4.500        344,928       349,948
      500,000     WI ST HEALTH EDL FACS                    6/1/2028    5.700        521,501       524,925
      460,000     WISCONSIN HEALTH & EDL FACS             8/15/2016    4.600        458,391       464,108
    1,000,000     WISCONSIN HEALTH & EDL FACS             12/1/2034    4.750      1,000,000     1,000,230
      225,000     WISCONSIN ST HEALTH & EDL FACS           6/1/2020    5.875        230,963       230,015
      250,000     WISCONSIN ST HEALTH & EDL FACS           3/1/2015    4.650        250,000       253,683
      350,000     WISCONSIN ST HEALTH & EDL FACS           7/1/2021    6.000        361,012       378,879
      450,000     WISCONSIN ST HEALTH & EDL FACS           7/1/2017    6.000        465,575       491,090

See accompanying notes to financial statements     36               (continued)


                        CLEARWATER TAX EXEMPT BOND FUND
                      Schedule of Investments (unaudited)
                                 June 30, 2005


 Face                                                                                                        Percent
 Amount                                                  Maturity      Coupon                 Market         of
 or shares        Security                               date          rate     Cost          Value (a)      net assets
--------------    -------------------------------------  -----------  -------  ------------- -------------   -------------
      500,000     WISCONSIN ST HEALTH & EDL FACS         12/15/2020    5.500 $      533,600       534,130
      750,000     WISCONSIN ST HEALTH & EDL FACS         11/15/2028    6.250        780,675       843,630
      795,000     WISCONSIN ST HEALTH & EDL FACS          12/1/2006    6.000        821,073       807,354
    1,325,000     WOODHILL PUB FAC CORP TEX               12/1/2015    7.250      1,305,873     1,303,562
      250,000     YORK CNTY PA INDL DEV AUTH REV          10/1/2019    6.450        253,137       255,740
                                                                               ------------- -------------
                                                                                193,989,762   193,501,136          94.26%
                                                                               ------------- -------------
                 Cash Equivalents:
 8,028,998.91     SSGA TAX-EXEMPT MONEY MARKET FUND                    1.789      8,028,999     8,028,999           3.91%
                                                                               ------------- -------------   -------------

                                                         Grand Total  (d)    $  202,567,114   202,137,958          98.47%
                                                                               ============= =============   =============

 Notes to investments in securities:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)  For  zero  coupon  bonds,  the  interest  rate  disclosed   represents  the
     annualized effective yield on the date of acquisition.

(d)  At  June  30,  2005,   the  cost  for  Federal   income  tax  purposes  was
     $202,567,114. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

      Gross unrealized appreciation                   $    3,362,385
      Gross unrealized depreciation                       (3,791,541)
                                                         -------------
      Net unrealized depreciation                     $     (429,156)
                                                         =============

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

                 Geographical Diversification                  Percent
              -------------------------------------------------------------

                  Florida                                            11.63   %
                  Illinois                                           10.74
                  Texas                                              10.41
                  California                                         10.01
                  Pennsylvania                                        5.89
                  Wisconsin                                           3.77
                  Arizona                                             3.19
                  Colorado                                            2.80
                  Ohio                                                2.49
                  South Dakota                                        2.47
                  Minnesota                                           2.39
                  Other                                              34.21
                                                              -------------
                                                                    100.00   %
                                                              =============





See accompanying notes to financial statements     37               (continued)

           Clearwater Tax-Exempt Bond Fund Portfolio Diversification
                        (as a percentage of Net assets)

[GRAPHIC OMITTED]

Escrowed To Maturity Bonds                      3%
Insured Bonds                                   23%
Multi-Family Housing Bonds                      18%
Industrial Revenue Bonds                        6%
Education Bonds                                 2%
Hospital Bonds                                  14%
Public Utility Bonds                            3%
Other                                           27%
Cash                                            4%

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this semi-annual report.

Item 5.

Form N-CSR disclosure requirement not applicable to open-end investment companies.

Item 6.

The schedule of investments is included in the report to shareholders filed under Item 1.of this Form N-CSR.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for closed-end Management Investment Companies is not applicable to open-end Management Investment Companies.

Item 8.

Disclosures related to portfolio managers of closed-end Management Investment Companies is not applicable to open-end Management Investment Companies.

Item 9.

Disclosure of Registrant purchases of Equity Securities for closed-end Management Investment Companies is not applicable to open-end Management Investment Companies.

Item 10.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust's last disclosure of said procedures.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a) Form N-CSR disclosure requirement not applicable to this semi-annual report.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                                    SIGNATURES
                                            [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLEARWATER INVESTMENT TRUST
             -----------------------------------------------------------
By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       President

Date: August 24, 2005
      ------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       President

Date: August 24, 2005
      ------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       Treasurer

Date: August 25, 2005
      ------------------------------------------------------------------
*Print the name and title of each signing officer under his or her signature